American Express


Strategist Growth and Income Fund, Inc.


2000 Semiannual Report


                                                   Strategist Balanced Fund

                                                     Strategist Equity Fund

                                              Strategist Equity Income Fund

                                               Strategist Total Return Fund

Table of Contents

From the Portfolio Managers                                                   2
Financial Statements (Strategist Growth and Income Fund, Inc.)               10
Notes to Financial Statements (Strategist Growth and Income Fund, Inc.)      18
Financial Statements (Balanced Portfolio)                                    26
Notes to Financial Statements (Balanced Portfolio)                           29
Investments in Securities (Balanced Portfolio)                               34
Financial Statements (Equity Portfolio)                                      48
Notes to Financial Statements (Equity Portfolio)                             51
Investments in Securities (Equity Portfolio)                                 56
Financial Statements (Equity Income Portfolio)                               65
Notes to Financial Statements (Equity Income Portfolio)                      68
Investments in Securities (Equity Income Portfolio)                          72
Financial Statements (Total Return Portfolio)                                80
Notes to Financial Statements (Total Return Portfolio)                       83
Investments in Securities (Total Return Portfolio)                           88

(picture of) Kurt Winters
Kurt Winters
Portfolio manager

(picture of) Brad Stone
Brad Stone
Portfolio manager

From the Portfolio Managers

Strategist Balanced Fund

Value stocks and bonds struggled for much of the past six months, tempering the performance of Strategist Balanced Fund. Still, it generated a positive total return of 6.39% for the first half of the fiscal year -- October 1999 through March 2000.

The period got off to a good start, as reports of still-benign inflation and generally good corporate profits buoyed investors' spirits. The stock market responded with a solid advance in the fall that, supported by fading concerns about the Y2K computer bug and increasing excitement about the Internet, soon turned into a roaring rally. The positive momentum continued through 1999 and into the early days of January.

By that time, fear of potentially higher inflation and higher interest rates had resurfaced. Stocks reacted by retreating over the next several weeks. But with the characteristic resilience they've shown in recent years, stocks soon righted themselves and rebounded sharply in March.

VALUE LAGS GROWTH
While the Fund's stock holdings roughly followed the pattern of the market, their gains were less robust. The over-arching reason for the difference was the Fund's emphasis on value stocks, which couldn't keep pace with the high-flying Internet-related growth stocks that powered the broad market. In addition, the Fund had a substantial exposure to industrial stocks, which suffered from rising commodity prices, and financial services stocks, which weakened under the weight of rising interest rates. The Fund's energy and technology holdings, on the other hand, performed well overall.

The rising-rate trend also made life difficult at times for the bond portion of the portfolio, which included corporate, mortgage-backed and U.S. Treasury issues. (Rising rates depress bond prices.) To mitigate the effect of the rate rise, we maintained a relatively short duration among bonds. (Duration is a measure of how sensitive the bonds' prices are to interest-rate changes. Generally, the longer the duration, the greater the sensitivity.)

We maintained an asset mix of 60% to 65% stocks, 30% to 35% bonds over the period. The only change of note consisted of lowering the exposure to financial services and industrial stocks.

As we look toward the second half of the fiscal year, we're encouraged by the healthy gain of the Fund's stock holdings in March. While it's too early to draw any firm conclusions, the upturn could be an indication of a "broadening out" in the market -- that is, better performance from a wider range of stocks, especially value issues. On the bond side, the possibility of higher interest rates probably will hang over the market for a time yet.


Kurt Winters


Brad Stone

(picture of) G. Michael Kennedy
G. Michael Kennedy
Portfolio manager

From the Portfolio Manager

Strategist Equity Fund

Strategist Equity Fund was well positioned to take advantage of an overall strong period for stocks, ultimately generating a total of return of 22.64% for the first half of the fiscal year -- October 1999 through March 2000. (A portion of the return came in the form of a capital gain, which was paid to shareholders in December 1999 and reduced the Fund's net asset value by the same amount at that time.)

The stock market was coming off a late-summer slump when the period began. But soon, thanks to fresh reports of still-tame inflation and generally healthy corporate profits, the market started to advance. Gaining additional support from vanishing concerns about the Y2K computer bug and increasing excitement about the development of the Internet, stocks continued to gather momentum through the end of 1999 and into early January.

By that time, worries about higher interest rates and potentially higher inflation had intensified, which drove the market into retreat for several weeks. But once again the market dug in and made a comeback, rallying strongly to reach an all-time high in late March.

TECH LEADS THE WAY
The Fund's performance followed a similar but somewhat more consistent pattern, as it registered gains in five of the six months. The biggest contribution came from technology-related stocks, which comprised the largest area of investment. Within that sector, telecommunications, semiconductor and business-to-business Internet stocks were especially strong. Also providing good performance were holdings in the capital goods, contract manufacturing, consumer cyclical, financial services and utilities areas. Weak performers, on the other hand, included transportation, basic materials and consumer staple stocks.

Looking at changes to the portfolio, I pared down the number of holdings from more than 100 to 85. In conjunction with that, I increased the portfolio's diversification by adding to investments in capital goods, energy and foreign stocks, as well as convertible bonds. Concurrently, I reduced the exposure to technology, financial services and retailing stocks.

With the second half of the fiscal year underway, it appears that the stock market will continue to experience considerable volatility as investors try to sort out a variety of conflicting factors, especially inflation and the direction of interest rates. For the Fund, I think the biggest questions are whether the market will continue to "broaden out" -- that is, allow a greater variety of stocks to fully participate in possible upturns -- and whether the valuation gap between growth stocks and value stocks narrows. If so, the Fund's broadly diversified, comparatively conservative group of holdings should respond relatively well.


G. Michael Kennedy

(picture of) Kurt Winters
Kurt Winters
Portfolio manager

From the Portfolio Manager

Strategist Equity Income Fund

Despite a generally poor environment for value stocks, Strategist Equity Income Fund finished the first half of the fiscal year in strong fashion to generate positive results for the period as a whole. For the six months -- October 1999 through March 2000 -- the total return for the Fund was 5.47%.

The period got off to a good start, as reports of still-tame inflation and generally good corporate profits buoyed the stock market from October through the early days of January. While the Fund's value-stocks orientation took a back seat to the performance of high-flying, technology-related growth stocks, the Fund did register three straight months of gains.

The mood of the market changed dramatically in mid-January, though, as renewed fear of potentially higher interest rates and higher inflation began to take a toll. Widespread selling ensued, dragging down the market through February. The interest-rate concern worked against the Fund, as it held a number of financial services (largely banking and insurance) and utility stocks, both of which are sensitive to rising interest rates.

SPRING SNAPBACK
But, in another display of the remarkable resilience that has been its hallmark in recent years, the stock market came charging back in March. Thanks to a pickup in non-technology stocks, especially financial services issues, the Fund rebounded sharply with a gain of more than 11% for the month to close the period on an up note. As for other major areas of investment, the Fund's industrial holdings generated mixed results for the period as a whole.

Changes to the portfolio were minor during the period. Most notable was a reduction in financial services and industrial stocks, which I made in light of the market's concern about potentially higher interest rates.

Looking back over the six months, while it was a frustrating period overall, the Fund's strong finish offers some encouragement as the second half of the fiscal year begins. Only time will tell, of course, but this could be an early indication that the stock market is starting to "broaden out" -- that is, a greater variety of stocks may participate more fully in potential market upturns. If so, the Fund is well positioned for such a shift, as it continues to hold a widely diversified group of stocks that have been relatively ignored in the momentum-driven, technology-centered market of recent years.


Kurt Winters

(picture of) James M. Johnson Jr.
James M. Johnson Jr.
Portfolio manager

(picture of) Steven C. Merrell
Steven C. Merrell
Portfolio manager

From the Portfolio Managers

Strategist Total Return Fund

Powered by a generally strong U.S. stock market, Strategist Total Return Fund generated a double-digit gain of 11.21% for the first half of the fiscal year -- October 1999 through March 2000.

Buoyed by reports of still-low inflation, robust economic growth and mostly healthy corporate profits, the stock market began advancing shortly after the outset of the period. Soon, with additional support from dissipating concerns about the Y2K computer bug and increasing excitement about the Internet, the market shifted into high gear. The positive momentum continued through the end of 1999 and into early January, before renewed worries about potentially higher inflation and rising interest rates drove the market into a several-week retreat. But, in another example of the resilience it has shown in recent years, the market rebounded to an all-time high in late March.

The U.S. bond market found the going more difficult for much of the six months, as the threat of potentially higher inflation drove interest rates up and prices down during the last three months of 1999. U.S. Treasury bonds rallied strongly in the following quarter as long-term rates came down, but corporate and mortgage-backed issues, which made up the bulk of the Fund's bond holdings, realized only modest gains.

TECH FARES BEST
I maintained roughly a two-to-one ratio of stocks to bonds (60%-65% stocks, 25-30% bonds) in the portfolio over the six months. Large-capitalization U.S. stocks easily comprised the largest area of investment, followed by small-cap U.S. stocks and foreign stocks. Looking at business sectors, the greatest emphasis was on technology-related stocks, which were by far the strongest performers during the period. Holdings among health care and specialty retailers also provided above-average gains.

Looking at changes to the portfolio, about mid-period I increased the overall stock exposure, which included establishing a relatively small position in foreign stocks (mainly in Japan), and lowered the bond exposure somewhat. Also, in February I reduced holdings among small-cap stocks. In addition, as the period progressed, I reduced the level of cash reserves, with most of that money going into stocks.

As the second half of the fiscal year begins, I am sticking with our emphasis on large-cap U.S. stocks, especially technology-related issues. Despite the substantial price swings that have become commonplace in the stock market, I think that the fundamentals, particularly the earnings growth potential, for such stocks remain quite strong. At the same time, I want to avoid stocks whose prices have risen beyond reasonable investment value and therefore are highly vulnerable to downturns. The Fund's bond component also should continue to help moderate the Fund's overall volatility.


James M. Johnson, Jr



Steven C. Merrell

Financial Statements

Statements of assets and liabilities
Strategist Growth and Income Fund, Inc.

                                                                         Strategist        Strategist
March 31, 2000 (Unaudited)                                             Balanced Fund      Equity Fund

Assets
Investment in corresponding Portfolio (Note 1)                           $1,192,224       $1,354,489
Expense receivable from AEFC                                                     69              208
                                                                                 --              ---
Total assets                                                              1,192,293        1,354,697
                                                                          ---------        ---------
Liabilities
Accrued transfer agency fee                                                       2                2
Accrued administrative services fees                                              1                1
Other accrued expenses                                                       36,399              591
                                                                             ------              ---
Total liabilities                                                            36,402              594
                                                                             ------              ---
Net assets applicable to outstanding capital stock                       $1,155,891       $1,354,103
                                                                         ==========       ==========
Represented by
Capital stock-- $.01 par value (Note 1)                                  $      761       $      381
Additional paid-in capital                                                1,085,251          932,522
Undistributed (excess of distributions over) net investment income              387           (4,487)
Accumulated net realized gain (loss)                                         (5,386)          50,435
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies            74,878          375,252
                                                                             ------          -------
Total -- representing net assets applicable to outstanding capital stock $1,155,891       $1,354,103
                                                                         ==========       ==========
Shares outstanding                                                           76,092           38,117
                                                                             ------           ------
Net asset value per share of outstanding capital stock                   $    15.19       $    35.52
                                                                         ----------       ----------

See accompanying notes to financial statements.

Statements  of assets and  liabilities
Strategist Growth and Income Fund, Inc.
                                                                     Strategist Equity  Strategist Total
March 31, 2000 (Unaudited)                                               Income Fund       Return Fund

Assets
Investment in corresponding Portfolio (Note 1)                           $1,037,468         $912,336
Expense receivable from AEFC                                                     54              718
Other prepaid assets                                                             --            3,026
                                                                               ----            -----
Total assets                                                              1,037,522          916,080
                                                                          ---------          -------
Liabilities
Dividends payable to shareholders                                                 8               --
Accrued transfer agency fee                                                       2                1
Accrued administrative services fees                                              1                1
Other accrued expenses                                                       14,513               --
                                                                             ------
Total liabilities                                                            14,524                2
                                                                             ------                -
Net assets applicable to outstanding capital stock                       $1,022,998         $916,078
                                                                         ==========         ========
Represented by
Capital stock-- $.01 par value (Note 1)                                  $    1,027         $    684
Additional paid-in capital                                                  943,900          827,026
Undistributed net investment income                                             370            1,105
Accumulated net realized gain (loss)                                        (19,709)           8,483
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies            97,410           78,780
                                                                             ------           ------
Total -- representing net assets applicable to outstanding capital stock $1,022,998         $916,078
                                                                         ==========         ========
Shares outstanding                                                          102,698           68,449
                                                                            -------           ------
Net asset value per share of outstanding capital stock                   $     9.96         $  13.38
                                                                         ----------         --------

See accompanying notes to financial statements.

Statements  of operations
Strategist Growth and Income Fund, Inc.
                                                                       Strategist        Strategist
Six months ended March 31, 2000 (Unaudited)                           Balanced Fund     Equity Fund

Investment income
Income:
Dividends                                                                $ 6,531         $  7,341
Interest                                                                  15,334            1,502
   Less foreign taxes withheld                                                (5)             (14)
                                                                              --              ---
Total income                                                              21,860            8,829
                                                                          ------            -----
Expenses (Note 2):
Expenses allocated from corresponding Portfolio                            2,967            3,080
Distribution fee                                                               8                8
Transfer agency fee                                                          463              310
Administrative services fees and expenses                                    238              252
Compensation of board members                                                353              567
Printing and postage                                                       5,266            4,830
Registration fees                                                         17,599            6,689
Audit fees                                                                 1,800            1,800
Other                                                                     11,541            2,115
                                                                          ------            -----
Total expenses                                                            40,235           19,651
   Less expenses reimbursed by AEFC                                      (38,754)         (11,773)
                                                                         -------          -------
Total net expenses                                                         1,481            7,878
                                                                           -----            -----
Investment income (loss)-- net                                            20,379              951
                                                                          ------              ---
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                   4,075           54,699
   Financial futures contracts                                             2,245               --
   Foreign currency transactions                                              12               (8)
   Options contracts written                                                 419               --
                                                                             ---             ----
Net realized gain (loss) on investments                                    6,751           54,691
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies     43,937          198,526
                                                                          ------          -------
Net gain (loss) on investments and foreign currencies                     50,688          253,217
                                                                          ------          -------
Net increase (decrease) in net assets resulting from operations          $71,067         $254,168
                                                                         =======         ========

See accompanying notes to financial statements.

Statements  of  operations
Strategist Growth and Income Fund, Inc.
                                                                   Strategist Equity  Strategist Total
Six months ended March 31, 2000 (Unaudited)                            Income Fund      Return Fund

Investment income
Income:
Dividends                                                                $11,296          $ 2,904
Interest                                                                   1,171           11,067
   Less foreign taxes withheld                                                --              (13)
                                                                             ---              ---
Total income                                                              12,467           13,958
                                                                          ------           ------
Expenses (Note 2):
Expenses allocated from corresponding Portfolio                            2,566            2,413
Distribution fee                                                               7                6
Transfer agency fee                                                          359              134
Administrative services fees and expenses                                    201              173
Compensation of board members                                                431              413
Printing and postage                                                       3,656              384
Registration fees                                                          2,764            6,228
Audit fees                                                                 1,800            1,800
Other                                                                      5,215              746
                                                                           -----              ---
Total expenses                                                            16,999           12,297
   Less expenses reimbursed by AEFC                                      (10,681)          (6,846)
                                                                         -------           ------
Total net expenses                                                         6,318            5,451
                                                                           -----            -----
Investment income (loss)-- net                                             6,149            8,507
                                                                           -----            -----
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                 (12,496)          24,491
   Financial futures contracts                                                --           (7,597)
   Foreign currency transactions                                               9                7
                                                                               -                -
Net realized gain (loss) on investments                                  (12,487)          16,901
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies     60,298           67,021
                                                                          ------           ------
Net gain (loss) on investments and foreign currencies                     47,811           83,922
                                                                          ------           ------
Net increase (decrease) in net assets resulting from operations          $53,960          $92,429
                                                                         =======          =======

See accompanying notes to financial statements.

Statements  of changes in net assets
Strategist Growth and Income Fund, Inc.
                                                                         Strategist Balanced Fund
                                                                      March 31, 2000   Sept. 30, 1999
                                                                     Six months ended    Year ended
                                                                        (Unaudited)

Operations and distributions
Investment income (loss) -- net                                       $   20,379       $   30,457
Net realized gain (loss) on investments                                    6,751           67,458
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies     43,937           38,340
                                                                          ------           ------
Net increase  (decrease) in net assets resulting from  operations         71,067          136,255
                                                                          ------          -------
Distributions to shareholders from:
   Net investment income                                                 (23,310)         (28,124)
   Net realized gain                                                     (77,001)         (69,978)
                                                                         -------          -------
Total distributions                                                     (100,311)         (98,102)
                                                                        --------          -------
Capital share transactions (Note 3)
Proceeds from sales                                                       38,881          103,210
Reinvestment of distributions at net asset value                          97,293           98,102
Payments for redemptions                                                (127,818)        (157,241)
                                                                        --------         --------
Increase (decrease) in net assets from capital share transactions          8,356           44,071
                                                                           -----           ------
Total increase (decrease) in net assets                                  (20,888)          82,224
Net assets at beginning of period                                      1,176,779        1,094,555
                                                                       ---------        ---------
Net assets at end of period                                           $1,155,891       $1,176,779
                                                                      ==========       ==========
Undistributed net investment income                                   $      387       $    3,318
                                                                      ----------       ----------

See accompanying notes to financial statements.

Statements  of changes in net assets
Strategist Growth and Income Fund, Inc.
                                                                          Strategist Equity Fund
                                                                     March 31, 2000    Sept. 30, 1999
                                                                    Six months ended     Year ended
                                                                       (Unaudited)

Operations and distributions
Investment income (loss)-- net                                        $      951       $    4,978
Net realized gain (loss) on investments                                   54,691           91,231
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies    198,526           64,694
                                                                         -------           ------
Net increase (decrease) in net assets resulting from  operations         254,168          160,903
                                                                         -------          -------
Distributions to shareholders from:
   Net investment income                                                  (5,438)         (16,724)
   Net realized gain                                                     (90,402)         (46,874)
                                                                         -------          -------
Total distributions                                                      (95,840)         (63,598)
                                                                         -------          -------
Capital share transactions (Note 3)
Proceeds from sales                                                        5,582           62,285
Reinvestment of distributions at net asset value                          95,840           63,598
Payments for redemptions                                                 (38,062)         (25,926)
                                                                         -------          -------
Increase (decrease) in net assets from capital share transactions         63,360           99,957
                                                                          ------           ------
Total increase (decrease) in net assets                                  221,688          197,262
Net assets at beginning of period                                      1,132,415          935,153
                                                                       ---------          -------
Net assets at end of period                                           $1,354,103       $1,132,415
                                                                      ==========       ==========

See accompanying notes to financial statements.

Statements  of changes in net assets
Strategist Growth and Income Fund, Inc.
                                                                      Strategist Equity Income Fund
                                                                     March 31, 2000    Sept. 30, 1999
                                                                    Six months ended     Year ended
                                                                       (Unaudited)

Operations and distributions
Investment income (loss)-- net                                        $    6,149       $   10,770
Net realized gain (loss) on investments                                  (12,487)          81,152
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies     60,298           60,252
                                                                          ------           ------
Net increase  (decrease) in net assets resulting from  operations         53,960          152,174
                                                                          ------          -------
Distributions to shareholders from:
   Net investment income                                                  (8,889)          (9,417)
   Net realized gain                                                     (89,004)         (88,590)
                                                                         -------          -------
Total distributions                                                      (97,893)         (98,007)
                                                                         -------          -------
Capital share transactions (Note 3)
Proceeds from sales                                                        8,190           40,318
Reinvestment of distributions at net asset value                          97,679           98,007
Payments for redemptions                                                 (44,766)         (84,153)
                                                                         -------          -------
Increase (decrease) in net assets from capital share transactions         61,103           54,172
                                                                          ------           ------
Total increase (decrease) in net assets                                   17,170          108,339
Net assets at beginning of period                                      1,005,828          897,489
                                                                       ---------          -------
Net assets at end of period                                           $1,022,998       $1,005,828
                                                                      ==========       ==========
Undistributed net investment income                                   $      370       $    3,110
                                                                      ----------       ----------

See accompanying notes to financial statements.

Statements  of changes in net assets
Strategist Growth and Income Fund, Inc.
                                                                      Strategist Total Return Fund
                                                                    March 31, 2000    Sept. 30, 1999
                                                                   Six months ended     Year ended
                                                                      (Unaudited)

Operations and distributions
Investment income (loss)-- net                                          $  8,507         $ 19,362
Net realized gain (loss) on investments                                   16,901           39,273
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies     67,021           40,822
                                                                          ------           ------
Net increase (decrease) in net assets resulting from operations           92,429           99,457
                                                                          ------           ------
Distributions to shareholders from:
   Net investment income                                                  (9,572)         (19,177)
   Net realized gain                                                     (47,526)         (51,422)
                                                                         -------          -------
Total distributions                                                      (57,098)         (70,599)
                                                                         -------          -------
Capital share transactions (Note 3)
Proceeds from sales                                                       20,700           60,649
Reinvestment of distributions at net asset value                          57,097           68,970
Payments for redemptions                                                 (12,854)         (27,630)
                                                                         -------          -------
Increase (decrease) in net assets from capital share transactions         64,943          101,989
                                                                          ------          -------
Total increase (decrease) in net assets                                  100,274          130,847
Net assets at beginning of period                                        815,804          684,957
                                                                         -------          -------
Net assets at end of period                                             $916,078         $815,804
                                                                        ========         ========
Undistributed net investment income                                     $  1,105         $  2,170
                                                                        --------         --------

See accompanying notes to financial statements.

Notes to Financial Statements

Strategist Growth and Income Fund, Inc.
(Unaudited as to March 31, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Strategist Balanced Fund (Balanced Fund), Strategist Equity Fund (Equity Fund), Strategist Equity Income Fund (Equity Income Fund), and Strategist Total Return Fund (Total Return Fund) are series of capital stock within Strategist Growth and Income Fund, Inc. Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Strategist Growth and Income Fund, Inc. has 3 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

Investments in Portfolios
Each of the Funds seeks to achieve its investment objectives by investing all of its net investable assets in a corresponding series of Growth and Income Trust (the Trust).

Balanced Fund invests all of its assets in Balanced Portfolio, an open-end investment company that has the same objectives as the Fund. Balanced Portfolio balances its investments between common stocks and senior securities (preferred stocks and debt securities) issued by U.S. and foreign companies.

Equity Fund invests all of its assets in Equity Portfolio, an open-end investment company that has the same objectives as the Fund. Equity Portfolio invests primarily in common stocks and securities convertible into common stocks.

Equity Income Fund invests all of its assets in Equity Income Portfolio, an open-end investment company that has the same objectives as the Fund. Equity Income Portfolio seeks to provide a high level of current income and, as a secondary goal, steady growth of capital by investing primarily in dividend-paying stocks.

Total Return Fund invests all of its assets in Total Return Portfolio, an open-end investment company that has the same objectives as the Fund. Total Return Portfolio invests primarily in U.S. equity securities, U.S. and foreign debt securities, foreign equity securities, and money market instruments.

Each Fund records daily its share of the corresponding Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. Each Fund records its investment in the corresponding Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. As of March 31, 2000, the percentages of the corresponding Portfolio owned by Balanced Fund, Equity Fund, Equity Income Fund, and Total Return Fund were 0.03%, 0.03%, 0.04% and 0.04%, respectively. Valuation of securities held by the Portfolios is discussed in Note 1 of the Portfolios' "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Federal taxes
Each Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

Dividends to shareholders
Dividends from net investment income, declared quarterly and paid at the end of each calendar quarter for Balanced Fund, Equity Fund and Total Return Fund, and declared daily and paid each calendar quarter for Equity Income Fund, when available, are reinvested in additional shares of the Funds at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
As of March 31, 2000, American Express Financial Corporation (AEFC) owned 52,410 shares for Balanced Fund, 28,763 shares for Equity Fund, 82,663 shares for Equity Income Fund and 2,863 shares for Total Return Fund.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, each Fund accrues its own expenses as follows:

Each Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. Each Fund pays AECSC an annual fee per shareholder account of $20.

As of Oct. 1, 1999, American Express Financial Advisors Inc. is the Funds' Distributor. Prior to Oct. 1, 1999, under a Plan and Agreement of Distribution, each Fund paid American Express Service Corporation a distribution fee at an annual rate of 0.25% of the Fund's average daily net assets for distribution services.

AEFC has agreed to waive certain fees and to absorb certain other Fund expenses through Sept. 30, 2000. Under this agreement, each Fund's total expenses will not exceed 1.25% (1.30% for Total Return Fund) of each of the Fund's average daily net assets. In addition, for the six months ended March 31, 2000, AEFC further voluntarily agreed to waive certain fees and expenses to 0.25% for Balanced Fund, 1.23% for Equity Income Fund and 1.26% for Total Return Fund.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                              Six months ended March 31, 2000

                                                               Equity     Total
                                        Balanced    Equity     Income    Return
                                          Fund       Fund       Fund      Fund
Sold                                      2,534       165        810      1,595
Issued for reinvested distributions       6,491     2,851      9,866      4,411
Redeemed                                 (8,709)   (1,127)    (4,383)      (949)
                                         ------    ------     ------       ----
Net increase (decrease)                     316     1,889      6,293      5,057

                                                Year ended Sept. 30, 1999

                                                               Equity     Total
                                        Balanced    Equity     Income    Return
                                          Fund       Fund       Fund      Fund
Sold                                      6,416     1,911      3,759      4,582
Issued for reinvested distributions       6,343     2,045      9,638      5,462
Redeemed                                 (9,616)     (792)    (8,100)    (2,111)
                                         ------      ----     ------     ------
Net increase (decrease)                   3,143     3,164      5,297      7,933

4.  FINANCIAL  HIGHLIGHTS
The tables below show certain important financial information for evaluating each Fund's results.

Balanced Fund

Fiscal period ended Sept. 30,

Per share income and capital changesa

                                                  2000c     1999      1998       1997       1996b

Net asset value, beginning of period            $15.53    $15.07    $16.57     $13.57     $13.36

Income from investment operations:
Net investment income (loss)                       .27       .41       .53        .66        .18

Net gains (losses) (both realized and unrealized)  .70      1.40      (.39)      2.99        .17

Total from investment operations                   .97      1.81       .14       3.65        .35

Less distributions:
Dividends from net investment income              (.31)     (.38)     (.52)      (.65)      (.14)

Distributions from realized gains                (1.00)     (.97)    (1.12)        --         --

Total distributions                              (1.31)    (1.35)    (1.64)      (.65)      (.14)

Net asset value, end of period                  $15.19    $15.53    $15.07     $16.57     $13.57

Ratios/supplemental data
Net assets, end of period (in thousands)        $1,156    $1,177    $1,095       $895       $525

Ratio of expenses to average daily net assetsd    .25%e     .98%      .93%       .62%      1.25%e

Ratio of net investment income (loss)
to average daily net assets                      3.42%e    2.55%     3.37%      4.60%      3.91%e

Portfolio turnover rate
(excluding short-term securities)                  58%      134%       98%        49%        14%

Total return                                     6.39%    10.42%      .73%     27.43%      2.59%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was May 13, 1996.
c Six months ended March 31, 2000 (Unaudited).
d The Advisor and  Distributor  voluntarily  limited total  operating  expenses.
Without this agreement, the ratio of expenses to average daily net assets would have been 6.76%, 3.14%, 1.27%, 6.35% and 34.04% for the periods ended 2000,
1999, 1998, 1997 and 1996, respectively.
e Adjusted to an annual basis.

Equity Fund

Fiscal period ended Sept. 30,

Per share income and capital changesa

                                                        2000c     1999      1998       1997       1996b

Net asset value, beginning of period                  $31.26    $28.28    $29.09     $22.40     $21.73

Income from investment operations:
Net investment income (loss)                             .02       .14       .18        .54        .21

Net gains (losses) (both realized and unrealized)       6.90      4.74       .24       6.64        .62

Total from investment operations                        6.92      4.88       .42       7.18        .83

Less distributions:
Dividends from net investment income                    (.15)     (.49)     (.12)      (.49)      (.16)

Distributions from realized gains                      (2.51)    (1.41)    (1.11)        --         --

Total distributions                                    (2.66)    (1.90)    (1.23)      (.49)      (.16)

Net asset value, end of period                        $35.52    $31.26    $28.28     $29.09     $22.40

Ratios/supplemental data
Net assets, end of period (in thousands)              $1,354    $1,132      $935       $778       $534

Ratio of expenses to average daily net assetsd         1.25%e    1.25%     1.25%       .58%      1.25%e

Ratio of net investment income (loss)
 to average daily net assets                            .15%e     .45%      .69%      2.17%      3.06%e

Portfolio turnover rate
(excluding short-term securities)                        22%       76%       79%        82%        21%

Total return                                          22.64%    16.95%      .91%     28.28%      3.81%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was May 13, 1996.
c Six months ended March 31, 2000 (Unaudited).
d The Advisor and  Distributor  voluntarily  limited total  operating  expenses.
Without this agreement, the ratio of expenses to average daily net assets would have been 3.12%, 2.15%, 2.03%, 1.13% and 34.21% for the periods ended 2000,
1999, 1998, 1997 and 1996, respectively.
e Adjusted to an annual basis.

Equity Income Fund

Fiscal period ended Sept. 30,

Per share income and capital changesa

                                                       2000c     1999      1998       1997       1996b

Net asset value, beginning of period                 $10.43     $9.85    $11.16      $8.92      $8.68

Income from investment operations:
Net investment income (loss)                            .06       .12       .21        .37        .13

Net gains (losses) (both realized and unrealized)       .50      1.56      (.47)      2.22        .23

Total from investment operations                        .56      1.68      (.26)      2.59        .36

Less distributions:
Dividends from net investment income                   (.09)     (.10)     (.22)      (.35)      (.12)

Distributions from realized gains                      (.94)    (1.00)     (.83)        --         --

Total distributions                                   (1.03)    (1.10)    (1.05)      (.35)      (.12)

Net asset value, end of period                        $9.96    $10.43     $9.85     $11.16      $8.92

Ratios/supplemental data
Net assets, end of period (in thousands)             $1,023    $1,006      $897       $827       $534

Ratio of expenses to average daily net assetsd        1.23%e    1.25%     1.25%      1.07%      1.25%e

Ratio of net investment income (loss)
to average daily net assets                           1.20%e    1.05%     1.95%      3.65%      3.51%e

Portfolio turnover rate
(excluding short-term securities)                       10%       84%       97%        81%        17%

Total return                                          5.47%    17.34%    (2.61%)    29.44%      4.10%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was May 13, 1996.
c Six months ended March 31, 2000 (Unaudited).
d The Advisor and  Distributor  voluntarily  limited total  operating  expenses.
Without this agreement, the ratio of expenses to average daily net assets would have been 3.30%, 3.62%, 1.68%, 4.53%, and 24.26% for the periods ended 2000,
1999, 1998, 1997 and 1996, respectively.
e Adjusted to an annual basis.

Total Return Fund

Fiscal period ended Sept. 30,

Per share income and capital changesa

                                                         2000c     1999      1998       1997       1996b

Net asset value, beginning of period                   $12.87    $12.35    $14.53     $12.22     $11.89

Income from investment operations:
Net investment income (loss)                              .13       .32       .40        .31        .06

Net gains (losses) (both realized and unrealized)        1.28      1.46      (.94)      2.29        .31

Total from investment operations                         1.41      1.78      (.54)      2.60        .37

Less distributions:
Dividends from net investment income                    (.15)      (.32)     (.40)      (.29)      (.04)

Distributions from realized gains                       (.75)      (.94)    (1.24)        --         --

Total distributions                                     (.90)     (1.26)    (1.64)      (.29)      (.04)

Net asset value, end of period                        $13.38     $12.87    $12.35     $14.53     $12.22

Ratios/supplemental data
Net assets, end of period (in thousands)                $916       $816      $685       $686       $529

Ratio of expenses to average daily net assetsd         1.26%e     1.22%     1.15%      1.26%      1.30%e

Ratio of net investment income (loss)
to average daily net assets                            1.96%e     2.46%     2.92%      2.29%       .96%e

Portfolio turnover rate
(excluding short-term securities)                        54%        81%      122%        99%        35%

Total return                                          11.21%     13.10%    (4.09%)    21.35%      3.18%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was May 13, 1996.
c Six months ended March 31, 2000 (Unaudited).
d The Advisor and  Distributor  voluntarily  limited total  operating  expenses.
Without this agreement, the ratio of expenses to average daily net assets would have been 2.84%, 2.94%, 2.16%, 2.79%, and 31.60% for the periods ended 2000,
1999, 1998, 1997 and 1996, respectively.
e Adjusted to an annual basis.

Financial Statements

Statement of assets and liabilities
Balanced Portfolio

March 31, 2000 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $4,752,343,833)                                      $5,053,342,729
Cash in bank on demand deposit                                                  818,788
Dividends and accrued interest receivable                                    20,778,898
Receivable for investment securities sold                                    60,588,937
U.S. government securities held as collateral (Note 6)                       86,610,277
                                                                             ----------
Total assets                                                              5,222,139,629
                                                                          -------------
Liabilities
Payable for investment securities purchased                                 380,010,133
Payable upon return of securities loaned (Note 6)                           307,795,277
Accrued investment management services fee                                       60,450
Other accrued expenses                                                           40,215
                                                                                 ------
Total liabilities                                                           687,906,075
                                                                            -----------
Net assets                                                               $4,534,233,554
                                                                         ==============

See accompanying notes to financial statements.

Statement  of  operations
Balanced Portfolio

Six months ended March 31, 2000 (Unaudited)

Investment income
Income:
Dividends                                                                  $ 24,802,126
Interest                                                                     58,214,532
   Less foreign taxes withheld                                                  (21,455)
                                                                                -------
Total income                                                                 82,995,203
                                                                             ----------
Expenses (Note 2):
Investment management services fee                                           11,054,259
Compensation of board members                                                     8,965
Custodian fees                                                                  153,999
Audit fees                                                                       15,375
Other                                                                            32,436
                                                                                 ------
Total expenses                                                               11,265,034
   Earnings credits on cash balances (Note 2)                                    (1,777)
                                                                                 ------
Total net expenses                                                           11,263,257
                                                                             ----------
Investment income (loss) -- net                                              71,731,946
                                                                             ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                            28,078,635
   Financial futures contracts                                                8,539,065
   Foreign currency transactions                                                 58,659
   Options contracts written (Note 4)                                         1,591,694
                                                                              ---------
Net realized gain (loss) on investments                                      38,268,053
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies       165,762,466
                                                                            -----------
Net gain (loss) on investments and foreign currencies                       204,030,519
                                                                            -----------
Net increase (decrease) in net assets resulting from operations            $275,762,465
                                                                           ============

See accompanying notes to financial statements.

Statements of changes in net assets
Balanced Portfolio
                                                                          March 31, 2000   Sept. 30, 1999
                                                                        Six months ended     Year ended
                                                                           (Unaudited)

Operations
Investment income (loss)-- net                                           $   71,731,946   $  152,546,500
Net realized gain (loss) on investments                                      38,268,053      275,222,886
Net change in unrealized appreciation (depreciation) on investments
   and on translations of assets and liabilities in foreign currencies      165,762,466      151,665,578
                                                                            -----------      -----------
Net increase (decrease) in net assets resulting from operations             275,762,465      579,434,964
Net contributions (withdrawals) from partners                              (447,942,347)    (624,252,082)
                                                                           ------------     ------------
Total increase (decrease) in net assets                                    (172,179,882)     (44,817,118)
Net assets at beginning of period                                         4,706,413,436    4,751,230,554
                                                                          -------------    -------------
Net assets at end of period                                              $4,534,233,554   $4,706,413,436
                                                                         ==============   ==============

See accompanying notes to financial statements.

Notes to Financial Statements

Balanced Portfolio
(Unaudited as to March 31, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Balanced Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Balanced Portfolio seeks to provide a balance of growth of capital and current income by investing primarily in a combination of common stocks and senior securities (preferred stocks and debt obligations). The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid high-grade debt securities at least equal to the amount of its commitment. As of March 31, 2000, the Portfolio had entered into outstanding when-issued or forward-commitments of $376,972,929.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.53% to 0.43% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Mutual to the Lipper Balanced Fund Index. The maximum adjustment is 0.08% of the Portfolio's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment decreased the fee by $328,786 for the six months ended March 31, 2000.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended March 31, 2000, the Portfolio's custodian fees were reduced by $1,777 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $2,734,044,986 and $3,115,145,573, respectively, for the six months ended March 31, 2000. For the same period, the portfolio turnover rate was 58%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $35,141 for the six months ended March 31, 2000.

4. OPTIONS CONTRACTS WRITTEN

Contracts and premium amounts associated with options contracts written are as follows:

                                        Six months ended March 31, 2000
                                        Puts                      Calls
                               Contracts    Premium       Contracts    Premium
Balance Sept. 30, 1999             --           $--         12,500   $1,822,960
Opened                            260       161,460            260      206,149
Closed                             --            --        (12,500)  (1,822,960)
Exercised                        (260)     (161,460)            --           --
Expired                            --            --           (260)    (206,149)
                                 ----           ---           ----     --------
Balance March 31, 2000             --           $--             --          $--

See "Summary of significant accounting policies."

5. INTEREST RATE FUTURES CONTRACTS
As of March 31, 2000, investments in securities included securities valued at $31,531,839 that were pledged as collateral to cover initial margin deposits on 700 open purchase contracts and 8,467 open sale contracts. The market value of the open purchase contracts as of March 31, 2000 was $64,356,250 with a net unrealized gain of $423,762. The market value of the open sale contracts as of March 31, 2000 was $830,693,920 with a net unrealized loss of $14,416,808. See "Summary of significant accounting policies".

6. LENDING OF PORTFOLIO SECURITIES
As of March 31, 2000, securities valued at $299,071,581 were on loan to brokers. For collateral, the Portfolio received $221,185,000 in cash and U.S. government securities valued at $86,610,277. Income from securities lending amounted to $739,905 for the six months ended March 31, 2000. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

Investments in Securities

Balanced Portfolio
March 31, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (64.8%)
Issuer                                                       Shares           Value(a)

Aerospace & defense (1.6%)
Honeywell Intl                                               800,000        $42,150,000
Rockwell Intl                                                675,000         28,223,438
Total                                                                        70,373,438

Airlines (0.4%)
AMR                                                          625,000(b)      19,921,875

Automotive & related (2.3%)
Delphi Automotive Systems                                  1,508,916         24,142,656
Ford Motor                                                   515,000         23,657,813
General Motors                                               275,000         22,773,438
TRW                                                          577,000         33,754,499
Total                                                                       104,328,406

Banks and savings & loans (6.5%)
Bank of America                                            1,315,000         68,955,312
Bank of New York                                           1,105,000         45,926,563
Chase Manhattan                                              480,000         41,850,000
FleetBoston Financial                                      1,035,000         37,777,500
Mellon Financial                                           1,110,000         32,745,000
SLM Holding                                                  400,000         13,325,000
Wells Fargo                                                1,305,000         53,423,437
Total                                                                       294,002,812

Building materials & construction (1.3%)
Fluor                                                        770,000         23,870,000
Martin Marietta Materials                                    710,450         33,746,375
Total                                                                        57,616,375

Chemicals (1.4%)
Air Products & Chemicals                                     815,000         23,176,563
Dow Chemical                                                 120,000         13,680,000
Du Pont (EI) de Nemours                                      535,000         28,288,125
Total                                                                        65,144,688

Communications equipment & services (1.2%)
Motorola                                                     375,000         53,390,625

Computers & office equipment (3.7%)
BMC Software                                                 310,000(b)      15,306,250
Compaq Computer                                              635,000         16,906,875
Electronic Data Systems                                      243,000         15,597,563
EQUANT                                                       216,800(b,c)    18,441,550
First Data                                                   330,000         14,602,500
Hewlett-Packard                                              115,000         15,244,688
NOVA                                                         565,000(b)      16,455,625
SABRE Holdings Cl A                                          246,158(b)       9,092,443
Solectron                                                    720,000(b)      28,844,999
Unisys                                                       630,000(b)      16,065,000
Total                                                                       166,557,493

Electronics (1.0%)
Natl Semiconductor                                           254,300(b)      15,416,938
Texas Instruments                                            175,000         28,000,000
Total                                                                        43,416,938

Energy (7.1%)
Chevron                                                      865,000         79,958,437
Conoco Cl B                                                1,500,000         38,437,500
ENI                                                        5,520,000(b,c,f)  27,631,092
Exxon Mobil                                                1,141,929         88,856,349
Texaco                                                       910,000         48,798,750
Tosco                                                      1,185,000         36,068,438
Total                                                                       319,750,566

Energy equipment & services (0.4%)
Halliburton                                                  470,000         19,270,000

Financial services (8.3%)
Capital One Financial                                        865,000         41,465,938
Citigroup                                                  2,535,000        150,357,187
Kansas City Southern Inds                                  1,061,080(b)      91,186,562
Morgan Stanley, Dean Witter, Discover & Co                   625,000         50,976,562
Providian Financial                                          535,000         46,344,375
Total                                                                       380,330,624

Food (0.9%)
Bestfoods                                                    325,000         15,214,063
General Mills                                                380,000         13,751,250
Sara Lee                                                     655,000         11,790,000
Total                                                                        40,755,313

Health care (2.4%)
American Home Products                                       455,000         24,399,375
Baxter Intl                                                  269,000         16,039,125
Guidant                                                      260,000(b)      15,291,250
Mylan Laboratories                                           510,000         14,025,000
Pharmacia & Upjohn                                           320,000         18,960,000
Warner-Lambert                                               205,000         19,987,500
Total                                                                       108,702,250

Industrial equipment & services (1.7%)
Illinois Tool Works                                          655,000         36,188,750
Parker-Hannifin                                            1,005,000         41,519,063
Total                                                                        77,707,813

Insurance (3.7%)
American Intl Group                                        1,060,000        116,070,000
Aon                                                          171,800          5,540,550
Marsh & McLennan                                             410,000         45,228,125
Total                                                                       166,838,675

Leisure time & entertainment (1.5%)
Disney (Walt)                                                985,000         40,754,375
Viacom Cl B                                                  511,700(b)      26,992,175
Total                                                                        67,746,550

Media (0.8%)
Adelphia Communications Cl A                                 127,000(b)       6,223,000
MediaOne Group                                               375,000(b)      30,375,000
Total                                                                        36,598,000

Multi-industry conglomerates (0.8%)
Minnesota Mining & Mfg                                       210,000         18,598,125
Tyco Intl                                                    340,000(c)      16,957,500
Total                                                                        35,555,625

Paper & packaging (0.7%)
Intl Paper                                                   770,000         32,917,500

Real estate investment trust (0.5%)
Pinnacle Holdings                                            400,000(b)      22,100,000

Retail (4.6%)
Costco Wholesale                                             732,100(b)      38,481,006
Gap                                                          925,000         46,076,562
Safeway                                                      850,000(b)      38,462,500
Target                                                       610,250         45,616,188
TJX Companies                                              1,900,000         42,156,250
Total                                                                       210,792,506

Transportation (0.5%)
Burlington Northern Santa Fe                               1,110,000         24,558,750

Utilities -- electric (2.4%)
Carolina Power & Light                                            23               746
CMS Energy                                                    85,000          1,540,625
Consolidated Edison                                          500,000         14,500,000
Dominion Resources                                           375,000         14,414,063
Duke Energy                                                  556,800         29,231,999
Edison Intl                                                  335,000          5,548,438
FPL Group                                                    170,000          7,830,625
New Century Energies                                         255,000          7,665,938
Pinnacle West Capital                                        250,000          7,046,875
Reliant Energy                                               675,000         15,820,312
Texas Utilities                                              225,000          6,679,688
Total                                                                       110,279,309

Utilities -- gas (0.6%)
Coastal                                                      595,000         27,370,000

Utilities -- telephone (8.4%)
ALLTEL                                                       132,000          8,324,250
AT&T                                                       1,485,000         83,531,249
AT&T - Liberty Media Group Cl A                              560,000(b)      33,180,000
Bell Atlantic                                                679,800         41,552,775
BellSouth                                                    825,000         38,775,000
Cable & Wireless                                             335,000(c)       6,282,907
Deutsche Telekom                                             100,000(c)       8,058,781
GTE                                                          442,000         31,382,000
Intermedia Communications                                      6,866(b)         331,714
MCI WorldCom                                               1,282,500(b)      58,113,281
SBC Communications                                           917,360         38,529,120
Telefonica de Espana ADR                                      96,000(b,c,f)   7,164,000
U S WEST Communications Group                                345,000         25,055,625
Total                                                                       380,280,702

Total common stocks
(Cost: $2,611,311,609)                                                   $2,936,306,833

Preferred stocks (0.7%)
Issuer                                                        Shares          Value(a)

Cox Communications
   7.00% Cm Cv PRIDES                                        225,500(k)     $14,319,250
Global Crossing
   6.38% Cv                                                   25,100(c,d)     2,704,525
Global TeleSystems Group
   7.25% Cm Cv                                               170,500          6,905,250
Intermedia Communications
   7.00% Cm Cv Series F                                      203,000          6,724,375

Total preferred stocks
(Cost: $30,661,176)                                                         $30,653,400


See accompanying notes to investments in securities.

Bonds (39.8%)
Issuer                                        Coupon       Principal          Value(a)
                                               rate         amount

Mortgage-backed securities (20.9%)
Collateralized Mtge Obligation Trust
      12-20-14                                 9.95%      $1,664,842         $1,722,095
Federal Home Loan Mtge Corp
      10-01-03                                 7.00        2,104,667          2,078,359
      07-01-07                                 6.50          149,943            148,521
      07-01-08                                 6.75          900,782            890,505
      06-01-09                                 5.50        2,881,588          2,707,763
      01-01-11                                 6.50       10,540,273         10,213,200
      03-01-13                                 5.50       12,243,435         11,303,566
      11-15-13                                 5.50       10,500,000          9,174,060
      11-01-14                                 7.50       50,004,985         49,997,722
      04-01-15                                 7.50       30,000,000(g)      29,962,500
      08-01-24                                 8.00        2,838,732          2,851,166
      09-01-28                                 6.00       26,377,768         24,061,536
      04-01-30                                 7.00       30,000,000(g)      28,846,875
   Trust Series Z
      10-15-23                                 6.50           30,745(j)          27,544
Federal Natl Mtge Assn
      10-01-02                                 7.50          240,379            240,208
      08-15-04                                 6.50       20,000,000         19,554,520
      02-15-05                                 7.13       80,000,000(f)      80,092,560
      01-01-09                                 5.50        4,684,267          4,363,084
      09-15-09                                 6.63      110,000,000        105,785,350
      08-01-13                                 6.00       25,528,630         24,018,469
      12-01-13                                 5.50          873,221            805,159
      01-01-14                                 5.50        6,362,363          5,866,458
      02-01-14                                 5.50        1,743,767          1,607,852
      02-01-14                                 7.50          875,662            870,461
      04-01-14                                 5.50        1,048,917            967,161
      06-01-14                                 5.50       33,382,520         30,774,680
      07-01-14                                 5.50        8,542,274          7,866,341
      09-01-14                                 5.50          950,096            874,917
      04-01-15                                 7.50       80,000,000(g)      78,600,000
      05-01-23                                 6.50        3,911,333          3,702,311
      09-01-23                                 6.50        6,115,409          5,788,601
      01-01-24                                 6.50       11,224,179         10,615,820
      06-01-24                                 9.00        2,881,200          2,979,924
      08-01-25                                 7.50        9,076,910          8,929,411
      04-01-28                                 6.00       11,573,348         10,549,801
      06-01-28                                 6.00        8,928,784(e)       8,139,122
      06-01-28                                 6.00       11,274,146         10,277,061
      06-01-28                                 7.00           21,557             20,742
      07-01-28                                 6.00       12,953,049         11,807,481
      12-01-28                                 6.50       11,055,240         10,374,679
      09-01-29                                 6.50       88,139,296         82,713,441
      04-01-30                                 7.00       30,000,000(g)      28,828,125
      04-01-30                                 8.00      210,000,000(g)     210,393,750
      04-01-30                                 8.50           30,000(g)          30,581
Total                                                                       941,423,482

U.S. government obligations (9.7%)
Resolution Funding Corp
      10-15-19                                 8.13       15,000,000         17,154,060
U.S. Treasury
      08-15-04                                 6.00       74,600,000(f)      73,634,676
      11-15-05                                 5.88        1,800,000          1,761,650
      05-15-06                                 6.88       25,000,000(f)      25,679,713
      05-15-09                                 5.50       30,000,000(f)      28,528,140
      11-15-15                                 9.88       24,000,000(f)      32,592,331
      05-15-17                                 8.75        6,400,000          8,085,440
      08-15-19                                 8.13       28,500,000(e)      34,633,345
      11-15-21                                 8.00       15,600,000         18,981,160
      02-15-23                                 7.13       12,700,000         14,205,204
      08-15-29                                 6.13       20,000,000         20,410,000
      05-15-30                                 6.25       85,000,000(f)      89,913,849
   Zero Coupon
      05-15-13                                 6.14       74,000,000(i)      32,761,946
      11-15-13                                 6.16       90,000,000(i)      38,678,310
Total                                                                       437,019,824

Automotive & related (0.7%)
Ford Motor Credit
      02-15-07                                 7.75       20,000,000         20,134,340
Lear
   Company Guaranty Series B
      05-15-09                                 8.11       15,000,000         13,697,250
Total                                                                        33,831,590

Banks and savings & loans (0.9%)
CIT Holdings LLC
   (U.S. Dollar) Company Guaranty Series B
      02-16-05                                 6.88       10,000,000(c)       9,717,030
Mellon Financial
   Sub Nts
      02-15-10                                 6.38       16,000,000         15,034,598
NationsBank
   Sub Nts
      05-15-10                                 6.60       11,825,000         11,078,766
Union Planters Capital
   Company Guaranty
      12-15-26                                 8.20        4,000,000          3,715,323
Total                                                                        39,545,717

Building materials & construction (0.2%)
Owens Corning
      08-01-18                                 7.50       12,500,000         10,764,375

Commercial finance (0.1%)
Yale University
      04-15-96                                 7.38        4,000,000          3,828,440

Communications equipment & services (0.4%)
KPNQwest
   (U.S. Dollar) Sr Nts
      06-01-09                                 8.13       15,000,000(c)      14,381,250
NTL
   Cv Sub Nts
      12-15-09                                 5.75        2,800,000(d)       2,866,500
Total                                                                        17,247,750

Electronics (0.2%)
Hyundai Semiconductor
   (U.S. Dollar) Sr Nts
      05-15-04                                 8.25       10,000,000(c,d)     9,228,320

Energy (0.4%)
Occidental Petroleum
   Medium-term Nts Series B
      04-10-00                                 6.25        6,500,000          6,499,072
USX
      03-01-08                                 6.85       10,000,000          9,542,302
Total                                                                        16,041,374

Financial services (0.7%)
AT&T Capital
   Company Guaranty Medium-term Nts Series F
      05-15-05                                 6.60        9,000,000          8,624,214
Bat-CRAVE-800
      08-12-00                                 6.68        7,000,000(d)       6,992,692
Golden State Holdings
   Sr Nts
      08-01-03                                 7.00       10,000,000          9,369,705
Standard Credit Card Trust
   Series A
      10-07-04                                 5.95        8,550,000          8,219,457
Total                                                                        33,206,068

Health care services (0.1%)
Kaiser Permanente
      07-15-05                                 9.55        6,000,000          6,457,200

Insurance (0.9%)
Nationwide CSN Trust
      02-15-25                                 9.88       15,500,000(d)      16,706,102
New York Life Insurance
      12-15-23                                 7.50       11,500,000(d)      10,319,157
Principal Mutual
      03-01-44                                 8.00        7,150,000(d)       6,794,895
SAFECO Capital
   Company Guaranty
      07-15-37                                 8.07       10,000,000          8,695,330
Total                                                                        42,515,484

Media (0.5%)
Cox Communications
      08-15-06                                 7.75        8,200,000          8,163,182
Time Warner Entertainment
   Sr Nts
      07-15-33                                 8.38       13,522,000         14,188,156
Total                                                                        22,351,338

Miscellaneous (0.1%)
DTE Burns Harbor LLC
   Sr Nts
      01-30-03                                 6.57        5,361,730(d)       5,185,115

Paper & packaging (0.2%)
Intl Paper
      11-15-12                                 5.13       13,400,000         10,288,654

Restaurants & lodging (0.2%)
MGM Grand
      02-01-05                                 6.95       10,000,000          9,298,622

Retail (0.2%)
Wal-Mart CRAVE Trust
      07-17-06                                 7.00       10,946,773(d)      10,600,855

Utilities -- electric (1.5%)
Arizona Public Service
   1st Mtge Sale Lease-backed Obligation
      12-30-15                                 8.00        5,400,000          5,352,325
Cleveland Electric Illuminating
      07-01-00                                 7.19        5,000,000          4,998,236
      07-01-04                                 7.67       10,000,000          9,851,960
CMS Energy
   Sr Nts
      07-01-03                                 8.38       20,000,000         19,336,279
Pacific Gas & Electric
   1st Mtge Series 1992D
      11-01-22                                 8.25        4,600,000          4,523,010
PSI Energy
   1st Mtge Series BBB
      07-15-09                                 8.00        8,085,000          8,172,926
Public Service Electric & Gas
   1st & Ref Mtge (AMBAC Insured)
      01-01-16                                 6.75       13,000,000(h)      12,174,214
   1st Mtge
      05-01-23                                 6.38        5,000,000          4,822,450
Total                                                                        69,231,400

Utilities -- gas (0.2%)
Ras Laffan
   (U.S. Dollar)
      03-15-14                                 8.29       10,000,000(c,d)     9,690,420

Utilities -- telephone (1.7%)
Bell Telephone of Pennsylvania
      03-15-33                                 7.38        5,000,000          4,671,216
BellSouth Capital Funding
      02-15-10                                 7.75       11,500,000         11,677,099
GTE
      11-01-21                                 8.75        5,000,000          5,553,362
Qwest Communications Intl
   Sr Nts Series B
      11-01-08                                 7.25       21,000,000         20,121,464
SBC Communications
      10-15-34                                 6.63        6,100,000          5,252,725
      07-15-43                                 7.38        7,500,000          6,983,339
U S WEST Capital Funding
   Company Guaranty
      07-15-28                                 6.88        9,000,000          7,924,849
U S WEST Communications
      09-15-05                                 6.63        7,000,000          6,732,880
Vodafone Airtouch
   Company Guaranty
      05-01-08                                 6.65        6,950,000          6,548,512
Total                                                                        75,465,446

Total bonds
(Cost: $1,827,130,167)                                                   $1,803,221,474


Short-term securities (6.2%)
Issuer                                     Annualized        Amount           Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

U.S. government agencies (3.4%)
Federal Home Loan Bank Disc Nts
      04-07-00                                 5.67%     $26,800,000        $26,768,030
      04-12-00                                 5.71        2,400,000          2,395,264
      04-14-00                                 5.70       24,400,000         24,343,252
      05-24-00                                 5.87        5,600,000          5,548,508
      05-26-00                                 5.88        5,900,000          5,841,896
Federal Home Loan Mtge Corp Disc Nts
      04-04-00                                 5.70        6,500,000          6,495,703
      04-20-00                                 5.71       12,000,000         11,959,682
      04-25-00                                 5.83        5,500,000          5,477,809
      05-25-00                                 5.89          600,000            594,289
      06-01-00                                 5.98        1,700,000          1,681,789
Federal Natl Mtge Assn Disc Nts
      04-05-00                                 5.72        4,000,000          3,996,822
      04-06-00                                 5.71       17,800,000         17,782,088
      04-11-00                                 5.69        6,900,000          6,888,024
      04-13-00                                 5.72       10,100,000         10,078,054
      04-20-00                                 5.76       15,900,000         15,846,579
      04-27-00                                 5.78        4,400,000          4,380,076
      05-25-00                                 5.90        4,100,000          4,060,973
Total                                                                       154,138,838

Commercial paper (2.8%)
Alcoa
      04-17-00                                 5.85       10,700,000         10,670,541
BBV Finance (Delaware)
      04-28-00                                 5.89       11,600,000         11,544,651
Bell Atlantic Finance Services
      04-26-00                                 5.89       20,400,000         20,313,513
Cargill Global Funding
      04-27-00                                 5.89       15,700,000(l)      15,629,866
Clorox
      04-10-00                                 5.83        1,700,000          1,697,252
      04-25-00                                 5.89       15,500,000         15,436,814
Ford Motor Credit
      04-13-00                                 5.83        4,700,000          4,689,787
Northern States Power
      04-24-00                                 5.88       10,300,000         10,259,761
Paccar Financial
      05-24-00                                 5.95        8,400,000          8,322,762
Preferred Receivables
      04-13-00                                 5.87       16,800,000(l)      16,764,448
Toyota Motor Credit
      05-16-00                                 5.98       13,800,000(l)      13,692,789
Total                                                                       129,022,184

Total short-term securities
(Cost: $283,240,881)                                                       $283,161,022

Total investments in securities
(Cost: $4,752,343,833)(m)                                                $5,053,342,729


See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of March 31, 2000, the value of foreign securities represented 2.87% of net assets.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

Type of security Notional amount

Purchase contracts
U.S. Treasury Note, June 2000, 10-year notes             $70,000,000

Sale contracts
U.S. Treasury Bonds, June 2000                           104,600,000
U.S. Treasury Note, June 2000, 5-year notes              160,000,000
U.S. Treasury Note, June 2000, 10-year notes             582,100,000

(f) Security is partially or fully on loan. See Note 6 to the financial statements.

(g) At March 31, 2000, the cost of securities purchased, including interest purchased, on a when-issued basis was $376,972,929.

(h) The following abbreviation is used in portfolio descriptions to identify the insurer of the issue:

AMBAC    --   American Municipal Bond Association Corporation

(i) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(j) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until previous series within the trust have been paid off. Interest is accrued at an effective yield; similar to a zero coupon bond.

(k) PRIDES (Preferred Redeemable Increased Dividend Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. PRIDES pay dividends, have voting rights, are noncallable for three years and upon maturity, convert into shares of common stock.

(l) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(m) At March 31, 2000, the cost of securities for federal income tax purposes was approximately $4,789,059,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                       $485,849,000
Unrealized depreciation                                       (221,565,000)
                                                              ------------
Net unrealized appreciation                                   $264,284,000

Financial Statements

Statement of assets and liabilities
Equity Portfolio

March 31, 2000 (Unaudited)

Assets
Investments in securities, at value (Note 1):
   (identified cost, $3,657,834,553)                                     $5,260,809,568
Cash in bank on demand deposit                                                  750,186
Dividends and accrued interest receivable                                     5,391,705
Receivable for investment securities sold                                    14,149,127
U.S. government securities held as collateral (Note 4)                       25,337,034
                                                                             ----------
Total assets                                                              5,306,437,620
                                                                          -------------
Liabilities
Payable for investment securities purchased                                  45,381,820
Payable upon return of securities loaned (Note 4)                            92,633,834
Accrued investment management services fee                                       65,928
Other accrued expenses                                                          167,518
                                                                                -------
Total liabilities                                                           138,249,100
                                                                            -----------
Net assets                                                               $5,168,188,520
                                                                         ==============

See accompanying notes to financial statements.

Statement of operations
Equity Portfolio

Six months ended March 31, 2000 (Unaudited)

Investment income
Income:
Dividends                                                                $   28,303,600
Interest                                                                      5,809,984
   Less foreign taxes withheld                                                  (50,856)
                                                                                -------
Total income                                                                 34,062,728
                                                                             ----------
Expenses (Note 2):
Investment management services fee                                           11,692,038
Compensation of board members                                                     8,784
Custodian fees                                                                  127,571
Audit fees                                                                       15,375
Other                                                                            28,046
                                                                                 ------
Total expenses                                                               11,871,814
   Earnings credits on cash balances (Note 2)                                    (6,188)
                                                                                 ------
Total net expenses                                                           11,865,626
                                                                             ----------
Investment income (loss) -- net                                              22,197,102
                                                                             ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (including $9,055,252 realized
        gain on sales of affiliated issuers) (Note 3)                       270,235,459
   Foreign currency transactions                                                (29,802)
                                                                                -------
Net realized gain (loss) on investments                                     270,205,657
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies       715,386,759
                                                                            -----------
Net gain (loss) on investments and foreign currencies                       985,592,416
                                                                            -----------
Net increase (decrease) in net assets resulting from operations          $1,007,789,518
                                                                         ==============

See accompanying notes to financial statements.

Statements of changes in net assets
Equity Portfolio
                                                                      March 31, 2000   Sept. 30, 1999
                                                                     Six month ended     Year ended
                                                                        (Unaudited)

Operations
Investment income (loss)-- net                                       $   22,197,102   $   56,845,389
Net realized gain (loss) on security transactions                       270,205,657      510,544,619
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies   715,386,759      169,713,139
                                                                        -----------      -----------
Net increase (decrease) in net assets resulting from operations       1,007,789,518      737,103,147
Net contributions (withdrawals) from partners                          (359,365,303)    (286,491,766)
                                                                       ------------     ------------
Total increase (decrease) in net assets                                 648,424,215      450,611,381
Net assets at beginning of period                                     4,519,764,305    4,069,152,924
                                                                      -------------    -------------
Net assets at end of period                                          $5,168,188,520   $4,519,764,305
                                                                     ==============   ==============

See accompanying notes to financial statements.

Notes to Financial Statements

Equity Portfolio
(Unaudited as to March 31, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Equity Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Equity Portfolio invests primarily in common stocks and securities convertible into common stocks. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid high-grade debt securities at least equal to the amount of its commitment. As of March 31, 2000, the Portfolio had entered into outstanding when-issued or forward-commitments of $5,646,000.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the portfolio's average daily net assets in reducing percentages from 0.53% to 0.4% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Stock Fund to the Lipper Large-Cap Core Index. The maximum adjustment is 0.08% of the Portfolio's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1% the adjustment will be zero. The adjustment increased the fee by $390,439 for the six months ended March 31, 2000.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended March 31, 2000, the Portfolio's custodian fees were reduced by $6,188 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,043,869,884 and $1,244,589,231, respectively, for the six months ended March 31, 2000. For the same period, the portfolio turnover rate was 22%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $191,700 for the six months ended March 31, 2000.

4. LENDING OF PORTFOLIO SECURITIES
As of March 31, 2000, securities valued at $95,597,326 were on loan to brokers. For collateral, the Portfolio received $67,296,800 in cash and U.S. government securities valued at $25,337,034. As of March 31, 2000, due to fluctuating market conditions, the Fund requested additional collateral which was received on April 3, 2000. Income from securities lending amounted to $157,030 for the six months ended March 31, 2000. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

Investments in Securities

Equity Portfolio
March. 31, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (87.6%)
Issuer                                                      Shares            Value(a)

Airlines (0.6%)
Southwest Airlines                                         1,500,000        $31,218,750

Automotive & related (1.1%)
Ford Motor                                                 1,200,000         55,125,000

Banks and savings & loans (2.8%)
Bank of America                                              500,000         26,218,750
Bank of New York                                             875,000         36,367,188
First Union                                                1,000,000         37,250,000
Wells Fargo                                                1,100,000         45,031,250
Total                                                                       144,867,188

Chemicals (0.7%)
Dow Chemical                                                 300,000         34,200,000

Communications equipment & services (5.2%)
CIENA                                                        500,000(b)      63,062,500
Motorola                                                     500,000         71,187,500
Nokia ADR Cl A                                               500,000(c)     108,625,000
Tellabs                                                      400,000(b)      25,193,750
Total                                                                       268,068,750

Computers & office equipment (19.2%)
BMC Software                                                 500,000(b)      24,687,500
Cisco Systems                                              2,400,000(b)     185,550,000
Compaq Computer                                            1,400,000         37,275,000
Electronic Arts                                              200,000(b)      14,237,500
EMC                                                          400,000(b)      50,000,000
EQUANT                                                       400,000(b,c)    34,025,000
First Data                                                   900,000         39,825,000
Intl Business Machines                                       700,000         82,600,000
Lexmark Intl Group Cl A                                      300,000(b)      31,725,000
Microsoft                                                  2,200,000(b)     233,749,999
Oracle                                                     1,500,000(b)     117,093,750
SAP ADR                                                      500,000(c,f)    29,875,000
Solectron                                                  1,992,898(b)      79,840,476
Unisys                                                     1,200,000(b)      30,600,000
Total                                                                       991,084,225

Electronics (11.0%)
Corning                                                      900,000        174,600,000
Flextronics Intl                                           1,200,000(b,c,f)  84,525,000
Intel                                                      1,100,000        145,131,250
Texas Instruments                                          1,000,000        160,000,000
Total                                                                       564,256,250

Energy (4.8%)
BP Amoco ADR                                                 800,000(c)      42,450,000
Chevron                                                      400,000         36,975,000
Conoco Cl A                                                1,700,000         41,862,500
Exxon Mobil                                                1,194,067         92,913,338
Kerr-McGee                                                   600,000         34,650,000
Total                                                                       248,850,838

Energy equipment & services (1.8%)
Halliburton                                                1,300,000         53,300,000
Schlumberger                                                 525,000         40,162,500
Total                                                                        93,462,500

Financial services (2.3%)
Citigroup                                                  1,350,000         80,071,875
Morgan Stanley, Dean Witter, Discover & Co                   500,000         40,781,250
Total                                                                       120,853,125

Food (2.0%)
Bestfoods                                                  1,200,000         56,175,000
ConAgra                                                      700,000         12,687,500
Ralston-Ralston Purina Group                               1,800,000(b,h)    35,775,000
Total                                                                       104,637,500

Health care (8.0%)
Amgen                                                      1,000,000(b)      61,375,000
Baxter Intl                                                  700,000         41,737,500
Bristol-Myers Squibb                                         800,000         46,200,000
Guidant                                                      500,000(b)      29,406,250
Medtronic                                                    800,000         41,150,000
Merck & Co                                                   300,000         18,637,500
Mylan Laboratories                                         1,300,000         35,750,000
Pfizer                                                     1,200,000         43,875,000
Pharmacia & Upjohn                                           800,000         47,400,000
Schering-Plough                                              500,000         18,375,000
Warner-Lambert                                               300,000         29,250,000
Total                                                                       413,156,250

Household products (0.9%)
Colgate-Palmolive                                            850,000         47,918,750

Industrial equipment & services (1.2%)
Deere & Co                                                   600,000         22,800,000
Illinois Tool Works                                          700,000         38,675,000
Total                                                                        61,475,000

Insurance (2.4%)
American Intl Group                                        1,130,625        123,803,438

Leisure time & entertainment (0.5%)
Royal Caribbean Cruises                                    1,000,000         28,000,000

Media (3.3%)
Hispanic Broadcasting                                        300,000(b)      33,975,000
Infinity Broadcasting Cl A                                 1,317,000(b)      42,637,875
MediaOne Group                                               500,000(b)      40,500,000
USA Networks                                               2,400,000(b)      54,150,000
Total                                                                       171,262,875

Metals (0.8%)
Alcoa                                                        600,000         42,150,000

Multi-industry conglomerates (5.6%)
General Electric                                           1,200,000        186,225,000
Grainger (WW)                                                800,000         43,400,000
Minnesota Mining & Mfg                                       400,000         35,425,000
Tyco Intl                                                    500,000(c)      24,937,500
Total                                                                       289,987,500

Paper & packaging (0.8%)
Intl Paper                                                 1,000,000         42,750,000

Retail (4.5%)
Circuit City Stores-Circuit City Group                       887,400         54,020,475
Home Depot                                                   750,000         48,375,000
Target                                                       400,000         29,900,000
Wal-Mart Stores                                            1,800,000         99,900,000
Total                                                                       232,195,475

Transportation (0.3%)
Burlington Northern Santa Fe                                 700,000         15,487,500

Utilities -- electric (1.4%)
Carolina Power & Light                                       350,000         11,353,125
Duke Energy                                                  200,000         10,500,000
New Century Energies                                         900,000(f)      27,056,250
Texas Utilities                                              350,000         10,390,625
Unicom                                                       400,000         14,600,000
Total                                                                        73,900,000

Utilities -- gas (2.5%)
Coastal                                                    1,000,000         46,000,000
Enron                                                      1,100,000         82,362,500
Total                                                                       128,362,500

Utilities -- telephone (3.9%)
AT&T                                                       1,050,000         59,062,528
BellSouth                                                    500,000         23,500,000
Global TeleSystems Group                                     900,000(b)      18,450,000
MCI WorldCom                                                 500,000(b)      22,656,250
SBC Communications                                           492,000         20,664,000
U S WEST Communications Group                                800,000         58,100,000
Total                                                                       202,432,778

Total common stocks
(Cost: $2,994,165,467)                                                   $4,529,506,192


Preferred stocks (5.4%)
Issuer                                                        Shares          Value(a)

Adelphia Communications
   5.50% Cv Series D                                          73,500        $11,263,875
CVS
   6.00% Cv ACES                                             200,000(i)      13,512,500
Enron
   7.00% Cv                                                  745,000         16,436,563
Finova Finance Trust
   5.50% Cv                                                  325,000         10,725,000
Georgia-Pacific Group
   7.50% Cv                                                  625,000         26,796,875
Global Crossing
   6.38% Cv                                                  250,000(c,d)    26,937,499
Global TeleSystems Group
   7.25% Cm Cv                                               300,000(d)      12,150,000
Ingersoll-Rand
   6.75% Cv PRIDES                                           800,000(j)      18,800,000
Kerr-McGee
   5.50% Cv                                                  600,000         26,925,000
MediaOne Group
   7.00% Cv                                                  675,000         35,100,000
MS-Applied Material
   6.00% Cv                                                  180,000         12,487,500
MS-Gillette
   5.25% Cv                                                  186,795         14,464,938
SBH-Cincinnati Bell
   6.25%                                                     216,200        25,727,800
Sprint
   8.25% Cv                                                  206,925         13,398,394
Wendys Financing
   5.00% Cm Cv Series A                                      340,000         15,980,000

Total preferred stocks
(Cost: $280,384,316)                                                       $280,705,944

See accompanying notes to investments in securities.

Bonds (4.2%)
Issuer                                        Coupon        Principal         Value(a)
                                               rate          amount

COLT Telecom Group
   (European Monetary Unit) Cv
      08-06-05                                 2.00%      25,000,000(c)     $43,858,658
Costco
   Zero Coupon Cv Sub Nts
      08-19-17                                 3.50       21,000,000(d,g)    24,990,000
Devon Energy
   Cv Deb
      08-15-08                                 4.90       15,000,000         15,018,750
Exodus Communications
      07-15-08                                 4.75       25,100,000(d)      51,611,875
Internet Capital Group
   Cv Sub Nts
      12-21-04                                 5.50       15,000,000         13,200,000
Level 3 Communications
      03-15-10                                 6.00       10,446,000         10,250,138
Network Associates
   Zero Coupon Cv Sub Deb
      02-13-18                                 4.09       20,000,000(g)       7,600,000
NTL
   Cv Sub Nts
      12-15-09                                 5.75       18,000,000(d)      18,427,500
Telewest Communication
   (British Pound) Cv
      02-19-07                                 5.25       12,240,000(c,d)    30,741,234

Total bonds
(Cost: $148,303,592)                                                       $215,698,155


Short-term securities (4.5%)
Issuer                                     Annualized        Amount           Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

U.S. government agencies (2.9%)
Federal Home Loan Bank Disc Nts
      05-02-00                                 5.86%      $6,800,000         $6,764,760
      05-19-00                                 5.92       29,100,000         28,859,877
      05-24-00                                 5.94       13,400,000         13,276,786
Federal Home Loan Mtge Corp Disc Nts
      05-09-00                                 5.90        4,200,000          4,173,337
      05-16-00                                 5.97       26,100,000         25,902,568
      06-01-00                                 5.98       18,800,000         18,598,610
      06-15-00                                 6.06          700,000            690,808
Federal Natl Mtge Assn Disc Nts
      04-06-00                                 5.71       18,500,000         18,481,384
      04-11-00                                 5.69       10,700,000         10,681,429
      04-13-00                                 5.72        4,800,000          4,789,570
      06-15-00                                 6.08       18,600,000         18,355,761
Total                                                                       150,574,890

Commercial paper (1.3%)
Barclays U.S. Funding
      05-12-00                                 6.04        5,700,000          5,660,099
Bell Atlantic Finance Services
      05-31-00                                 6.06        9,100,000          9,004,091
Bell Atlantic Network Funding
      05-10-00                                 5.95        3,200,000          3,178,986
Ciesco LP
      04-27-00                                 5.91        3,900,000          3,882,340
Clorox
      04-25-00                                 5.89          500,000            497,962
Fleet Funding
      04-18-00                                 5.87        2,500,000(e)       2,492,600
Ford Motor Credit
      04-13-00                                 5.83        7,900,000          7,882,835
      06-02-00                                 6.10        7,900,000          7,816,497
Intl Lease Finance
      04-25-00                                 5.84       10,000,000          9,958,750
      05-30-00                                 6.08        4,300,000          4,255,710
Northern States Power
      06-19-00                                 6.18       10,200,000         10,059,013
Toyota Motor Credit
      05-11-00                                 6.00        4,700,000(e)       4,668,097
Total                                                                        69,356,980

Letter of credit (0.3%)
Bank of America-
AES Hawaii
      04-13-00                                 5.83       15,000,000         14,967,407

Total short-term securities
(Cost: $234,981,178)                                                       $234,899,277

Total investments in securities
(Cost: $3,657,834,553)(k)                                                $5,260,809,568

See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of March 31, 2000, the value of foreign securities represented 8.24% of net assets.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) Security is partially or fully on loan. See Note 4 to the financial statements.

(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(h) At March 31, 2000, the cost of securities purchased, including interest purchased, on a when-issued basis was $5,646,000.

(i) ACES (Automatically Convertible Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. ACES pay dividends, have voting rights, are noncallable for at least three years and upon maturity, convert into shares of common stock.

(j) PRIDES (Preferred Redeemable Increased Dividend Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. PRIDES pay dividends, have voting rights, are noncallable for three years and upon maturity, convert into shares of common stock.

(k) At March 31, 2000, the cost of securities for federal income tax purposes was approximately $3,657,835,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                $1,755,062,000
Unrealized depreciation                                  (152,087,000)
                                                         ------------
Net unrealized appreciation                            $1,602,975,000

Financial Statements

Statement of assets and liabilities
Equity Income Portfolio

March 31, 2000 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $2,260,983,399)                                      $2,503,281,204
Cash in bank on demand deposit                                                   89,604
Dividends and accrued interest receivable                                     2,898,464
Receivable for investment securities sold                                    43,238,906
                                                                             ----------
Total assets                                                              2,549,508,178
                                                                          -------------
Liabilities
Payable for investment securities purchased                                     963,962
Payable upon return of securities loaned (Note 4)                             5,625,000
Accrued investment management services fee                                       33,837
Other accrued expenses                                                          157,433
                                                                                -------
Total liabilities                                                             6,780,232
                                                                              ---------
Net assets applicable to outstanding capital stock                       $2,542,727,946
                                                                         ==============

See accompanying notes to financial statements.

Statement of operations Equity Income Portfolio

Six months ended March 31, 2000 (Unaudited)

Investment income
Income:
Dividends                                                                 $  29,157,811
Interest                                                                      3,027,267
                                                                              ---------
Total income                                                                 32,185,078
                                                                             ----------
Expenses (Note 2):
Investment management services fee                                            6,480,583
Compensation of board members                                                     6,648
Custodian fees                                                                   85,269
Audit fees                                                                       12,000
Other                                                                            29,781
                                                                                 ------
Total expenses                                                                6,614,281
      Earnings credits on cash balances (Note 2)                                 (2,656)
                                                                                 ------
Total net expenses                                                            6,611,625
                                                                              ---------
Investment income (loss) -- net                                              25,573,453
                                                                             ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
      Security transactions (Note 3)                                        (25,550,866)
      Foreign currency transactions                                              27,875
                                                                                 ------
Net realized gain (loss) on investments                                     (25,522,991)
Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies    141,249,651
                                                                            -----------
Net gain (loss) on investments and foreign currencies                       115,726,660
                                                                            -----------
Net increase (decrease) in net assets resulting from operations            $141,300,113
                                                                           ============

See accompanying notes to financial statements.

Statements of changes in net assets
Equity Income Portfolio
                                                                           March 31, 2000    Sept. 30, 1999
                                                                          Six months ended     Year ended
                                                                           (Undaudited)

Operations
Investment income (loss)-- net                                           $   25,573,453     $   48,741,010
Net realized gain (loss) on investments                                     (25,522,991)       211,365,708
Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies    141,249,651        161,093,888
                                                                            -----------        -----------
Net increase (decrease) in net assets resulting from operations             141,300,113        421,200,606
Net contributions (withdrawals) from partners                              (238,751,522)      (191,699,690)
                                                                           ------------       ------------
Total increase (decrease) in net assets                                     (97,451,409)       229,500,916
Net assets at beginning of period                                         2,640,179,355      2,410,678,439
                                                                          -------------      -------------
Net assets at end of period                                              $2,542,727,946     $2,640,179,355
                                                                         ==============     ==============

See accompanying notes to financial statements.

Notes to Financial Statements

Equity Income Portfolio
(Unaudited as to March 31, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Equity Income Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Equity Income Portfolio seeks to provide a high level of current income and, as a secondary goal, steady growth of capital by investing primarily in dividend-paying stocks. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.53% to 0.4% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Diversified Equity Income Fund to the Lipper Equity Income Fund Index. The maximum adjustment is 0.08% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment increased the fee by $11,250 for the period.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended March 31, 2000, the Portfolio's custodian fees were reduced by $2,656 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $562,762,480 and $799,827,837, respectively, for the six months ended March 31, 2000. For the same period, the portfolio turnover rate was 10%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $27,552 for the six months ended March 31, 2000.

4. LENDING OF PORTFOLIO SECURITIES
As of March 31, 2000, securities valued at $5,596,875 were on loan to brokers. For collateral, the Portfolio received $5,625,000 in cash. Income from securities lending amounted to $34,469 for the six months ended March 31, 2000. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

Investments in Securities

Equity Income Portfolio
March 31, 2000 (Unaudited)


(Percentages represent value of investments compared to net assets)

Common stocks (89.6%)
Issuer                                                       Shares           Value(a)

Aerospace & defense (1.9%)
Goodrich (BF)                                                614,400        $17,625,600
Honeywell Intl                                               124,800          6,575,400
Rockwell Intl                                                577,900         24,163,444
Total                                                                        48,364,444

Automotive & related (1.9%)
Ford Motor                                                   566,400         26,019,000
General Motors                                               278,400         23,055,000
Total                                                                        49,074,000

Banks and savings & loans (9.6%)
Allied Capital                                               936,000         16,321,500
Bank of America                                              974,400         51,095,100
Bank of New York                                             715,200         29,725,500
Chase Manhattan                                              226,000         19,704,375
First Union                                                  598,100         22,279,225
FleetBoston Financial                                        988,730         36,088,645
Mellon Financial                                             772,800         22,797,600
SLM Holding                                                  321,600         10,713,300
Wells Fargo                                                  868,800         35,566,500
Total                                                                       244,291,745

Building materials & construction (1.9%)
Fluor                                                        630,000         19,530,000
Martin Marietta Materials                                    623,800         29,630,500
Total                                                                        49,160,500

Chemicals (1.8%)
Dow Chemical                                                  96,000         10,944,000
Du Pont (EI) de Nemours                                      432,000         22,842,000
Lyondell Petrochemical                                       892,800         13,168,800
Total                                                                        46,954,800

Communications equipment & services (1.6%)
Motorola                                                     292,800         41,687,400

Computers & office equipment (5.6%)
BMC Software                                                 240,000(b)      11,850,000
Compaq Computer                                              475,000         12,646,875
Electronic Data Systems                                      177,600         11,399,700
EQUANT                                                       168,100(b,c)    14,299,006
First Data                                                   264,000         11,682,000
Hewlett-Packard                                               91,200         12,089,700
NOVA                                                         880,900(b)      25,656,213
Solectron                                                    614,400(b)      24,614,400
Unisys                                                       730,000(b)      18,615,000
Total                                                                       142,852,894

Energy (10.9%)
Chevron                                                      768,000         70,992,000
Conoco Cl A                                                1,248,000         30,732,000
Conoco Cl B                                                  360,000          9,225,000
ENI                                                        4,950,000(b,c)    24,777,881
Exxon Mobil                                                  963,214         74,950,089
Sunoco                                                       883,200         24,177,600
Texaco                                                       801,600         42,985,800
Total                                                                       277,840,370

Energy equipment & services (0.6%)
Halliburton                                                  374,400         15,350,400

Financial services (13.0%)
Alliance Capital Management Holding LP                       964,800         39,978,900
Citigroup                                                  2,011,200        119,289,299
Kansas City Southern Inds                                    432,000(b)      37,125,000
MBNA                                                       1,660,800         42,350,400
Morgan Stanley, Dean Witter, Discover & Co                   620,000         50,568,750
Providian Financial                                          456,000         39,501,000
Total                                                                       328,813,349

Food (1.9%)
Bestfoods                                                    384,000         17,976,000
General Mills                                                460,800         16,675,200
Sara Lee                                                     763,200         13,737,600
Total                                                                        48,388,800

Health care (4.2%)
American Home Products                                       446,400         23,938,200
Baxter Intl                                                  319,000         19,020,375
Mylan Laboratories                                           750,000         20,625,000
Pharmacia & Upjohn                                           345,600         20,476,800
Warner-Lambert                                               240,000         23,400,000
Total                                                                       107,460,375

Household products (1.3%)
Colgate-Palmolive                                            576,000         32,472,000

Industrial equipment & services (2.4%)
Caterpillar                                                  192,000          7,572,000
Illinois Tool Works                                          432,000         23,868,000
Parker-Hannifin                                              720,000         29,745,000
Total                                                                        61,185,000

Insurance (4.8%)
American Intl Group                                          749,950         82,119,525
Aon                                                          134,800          4,347,300
Marsh & McLennan                                             331,200         36,535,500
Total                                                                       123,002,325

Media (3.7%)
Adelphia Communications Cl A                                 168,000(b)       8,232,000
CBS                                                        1,091,300(b)      61,794,863
MediaOne Group                                               288,000(b)      23,328,000
Total                                                                        93,354,863

Paper & packaging (2.3%)
American Natl Can Group                                    1,344,000         17,640,000
Intl Paper                                                   945,600         40,424,400
Total                                                                        58,064,400

Retail (5.9%)
Circuit City Stores-Circuit City Group                     1,065,700         64,874,488
CVS                                                          772,800         29,028,300
Target                                                       744,000         55,614,000
Total                                                                       149,516,788

Utilities -- electric (1.8%)
CMS Energy                                                    30,600            554,625
Dominion Resources                                           275,000         10,570,313
Duke Energy                                                  240,000         12,600,000
Edison Intl                                                  120,000          1,987,500
FPL Group                                                    300,000         13,818,750
New Century Energies                                          90,000          2,705,625
NiSource                                                     165,000          2,784,375
Total                                                                        45,021,188

Utilities -- gas (1.1%)
Coastal                                                      250,000         11,500,000
El Paso Energy                                               150,000          6,056,250
Williams Companies                                           250,000         10,984,375
Total                                                                        28,540,625

Utilities -- telephone (11.4%)
ALLTEL                                                        96,000         $6,054,000
AT&T                                                       1,176,000         66,149,999
Bell Atlantic                                                696,000         42,542,999
BellSouth                                                    724,800         34,065,600
Cable & Wireless                                             290,000(c)       5,438,934
Deutsche Telekom                                              88,000(c)       7,091,728
GTE                                                          335,600         23,827,600
MCI WorldCom                                                 771,800(b)      34,972,187
SBC Communications                                           775,900         32,587,800
Sprint                                                        87,400          5,506,200
Sprint PCS                                                    71,000(b)       4,637,188
Telefonica de Espana ADR                                      79,700(b,c,e)   5,947,613
U S WEST Communications Group                                254,400         18,475,800
Total                                                                       287,297,648

Total common stocks
(Cost: $2,026,229,879)                                                   $2,278,693,914


Preferred stocks (5.4%)

Issuer                                                        Shares          Value(a)

Cox Communications
   7.00% Cm Cv PRIDES                                        300,000(g)     $19,050,000
CNF Trust
   5.00% Cv Series A                                         500,000         21,250,000
Global Crossing
   6.38% Cv                                                   23,000(c,d)     2,478,250
Global TeleSystems Group
   7.25% Cm Cv                                               143,000          5,791,500
Ingersoll-Rand
   6.75% Cv PRIDES                                         1,000,000(g)      23,500,000
Intermedia Communications
   7.00% Cm Cv Series F                                      259,000(b)       8,579,375
Sovereign Bancorp
   7.50% Cv                                                  492,000(b)      23,985,000
Union Pacific Capital
   6.25% Cv                                                  541,000         21,166,625
   6.25% Cm Cv                                               270,500         10,583,313

Total preferred stocks
(Cost: $146,432,693)                                                       $136,384,063


See accompanying notes to investments in securities.

Bond (0.1%)
Issuer                                        Coupon        Principal         Value(a)
                                               rate           amount
 NTL
   Cv Sub Nts
      12-15-09                                 5.75%      $2,600,000(d)      $2,661,750

Total bond
(Cost: $2,753,179)                                                           $2,661,750

Short-term securities (3.4%)
Issuer                                     Annualized        Amount            Value(a)
                                          yield on date    payable at
                                           of purchase      maturity

U.S. government agencies (1.8%)
Federal Home Loan Bank Disc Nts
      05-03-00                                 5.83%     $31,400,000        $31,228,736
      05-12-00                                 5.84        6,300,000          6,255,057
      05-26-00                                 5.88          900,000            891,137
Federal Home Loan Mtge Corp Disc Nt
      05-12-00                                 6.02        3,300,000          3,276,996
Federal Natl Mtge Assn Disc Nt
      06-01-00                                 6.01        2,400,000          2,374,291
Total                                                                        44,026,217

Commercial paper (1.6%)
Fleet Funding
      05-31-00                                 6.09        1,000,000(f)         989,461
Heinz (HJ)
      05-04-00                                 6.06        1,200,000          1,193,166
Pacific Gas & Electric
      04-03-00                                 6.03        5,100,000          5,097,437
Procter & Gamble
      05-01-00                                 5.88       10,900,000         10,845,091
      05-03-00                                 6.05        6,600,000          6,563,579
Sheffield Receivables
      06-16-00                                 6.16        3,600,000(f)       3,552,106
USAA Capital
      05-24-00                                 6.09        2,400,000          2,377,931
Windmill Funding
      05-25-00                                 6.12       11,000,000(f)      10,896,489
Total                                                                        41,515,260

Total short-term securities
(Cost: $85,567,648)                                                         $85,541,477

Total investments in securities
(Cost: $2,260,983,399)(h)                                                $2,503,281,204


See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of March 31, 2000, the value of foreign securities represented 2.36% of net assets.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Security is partially or fully on loan. See Note 4 to the financial statements.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(g) PRIDES (Preferred Redeemable Increased Dividend Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. PRIDES pay dividends, have voting rights, are noncallable for three years and upon maturity, convert into shares of common stock.

(h) At March 31, 2000, the cost of securities for federal income tax purposes was approximately $2,261,118,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                 $382,892,000
Unrealized depreciation                                 (140,729,000)
                                                        ------------
Net unrealized appreciation                             $242,163,000

Financial  Statements

Statement of assets and liabilities
Total Return Portfolio

March 31, 2000 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $1,990,014,840)                                                  $2,182,218,406
Cash in bank on demand deposit                                                              336,532
Dividends and accrued interest receivable                                                10,467,417
Receivable for investment securities sold                                                21,396,157
Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 4)         32,188
U.S. government securities held as collateral (Note 5)                                   26,408,250
                                                                                         ----------
Total assets                                                                          2,240,858,950
                                                                                      -------------
Liabilities
Payable for investment securities purchased                                               8,279,057
Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 4)          5,309
Payable upon return of securities loaned (Note 5)                                        31,411,550
Accrued investment management services fee                                                   29,947
Other accrued expenses                                                                      153,979
                                                                                            -------
Total liabilities                                                                        39,879,842
                                                                                         ----------
Net assets                                                                           $2,200,979,108
                                                                                     ==============

See accompanying notes to financial statements.

Statement  of  operations
Total Return Portfolio

Six months ended March 31, 2000 (Unaudited)

Investment income
Income:
Dividends                                                                  $  7,544,898
Interest                                                                     29,255,299
   Less foreign taxes withheld                                                  (32,983)
                                                                                -------
Total income                                                                 36,767,214
                                                                             ----------
Expenses (Note 2):
Investment management services fee                                            6,163,797
Compensation of board members                                                     6,292
Custodian fees                                                                   43,400
Audit fees                                                                       15,000
Other                                                                            30,060
                                                                                 ------
Total expenses                                                                6,258,549
   Earnings credits on cash balances (Note 2)                                    (4,488)
                                                                                 ------
Total net expenses                                                            6,254,061
                                                                              ---------
Investment income (loss) -- net                                              30,513,153
                                                                             ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                            84,035,147
   Financial futures contracts                                              (18,328,652)
   Foreign currency transactions                                                256,372
                                                                                -------
Net realized gain (loss) on investments                                      65,962,867
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies       151,598,657
                                                                            -----------
Net gain (loss) on investments and foreign currencies                       217,561,524
                                                                            -----------
Net increase (decrease) in net assets resulting from operations            $248,074,677
                                                                           ============

See accompanying notes to financial statements.

Statements of changes in net assets
Total Return Portfolio
                                                                      March 31, 2000    Sept. 30, 1999
                                                                     Six months ended     Year ended
                                                                        (Unaudited)

Operations
Investment income (loss)-- net                                       $   30,513,153    $   83,132,960
Net realized gain (loss) on investments                                  65,962,867       148,588,089
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies   151,598,657       152,366,575
                                                                        -----------       -----------
Net increase (decrease) in net assets resulting from operations         248,074,677       384,087,624
Net contributions (withdrawals) from partners                          (319,908,321)     (691,086,627)
                                                                       ------------      ------------
Total increase (decrease) in net assets                                 (71,833,644)     (306,999,003)
Net assets at beginning of period                                     2,272,812,752     2,579,811,755
                                                                      -------------     -------------
Net assets at end of period                                          $2,200,979,108    $2,272,812,752
                                                                     ==============    ==============


See accompanying notes to financial statements.

Notes to Financial Statements

Total Return Portfolio
(Unaudited as to March 31, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total Return Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Total Return Portfolio seeks to provide maximum total return through a combination of growth of capital and current income by investing in U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities
As of March 31, 2000, investments in securities included issues that are illiquid which the Portfolio currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of March 31, 2000 was $4,839,658 representing 0.22% of net assets. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with American Express Financial Corporation (AEFC) to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.53% to 0.40% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Managed
Allocation Fund to the Lipper Flexible Portfolio Fund Index. The maximum adjustment is 0.08% of the Portfolio's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment increased the fee by $565,613 for the six months ended March 31, 2000.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended March 31, 2000, the Portfolio's custodian fees were reduced by $4,488 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,109,996,687 and $1,162,940,538 respectively, for the six months ended March 31, 2000. For the same period, the portfolio turnover rate was 54%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $65,322 for the six months ended March 31, 2000.

4. FOREIGN CURRENCY CONTRACTS
As of March 31, 2000, the Portfolio has foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange date      Currency to     Currency to       Unrealized       Unrealized
                  be delivered     be received     appreciation     depreciation

April 3, 2000      17,213,240        162,339            $--           $5,309
                  Japanese Yen     U.S. Dollar

April 3, 2000       1,096,883      115,927,407       32,188               --
                   U.S. Dollar    Japanese Yen

Total                                               $32,188           $5,309

5. LENDING OF PORTFOLIO SECURITIES
As of March 31, 2000, securities valued at $29,953,300 were on loan to brokers. For collateral, the Portfolio received $5,003,300 in cash and U.S. government securities valued at $26,408,250. Income from securities lending amounted to $26,737 for the six months ended March 31, 2000. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. FUTURES CONTRACTS
As of March 31, 2000, investments in securities included securities valued at $11,720,080 that were pledged as collateral to cover initial margin deposits on 230 open sale interest rate contracts and 590 open sale stock index contracts. The market value of the open sale interest rate contracts as of March 31, 2000 was $22,621,250 with a net unrealized loss of $399,006. The market value of the open sale stock index contracts as of March 31, 2000 was $181,046,750 with a net unrealized gain of $6,996,084. See "Summary of significant accounting policies."

Investments in Securities

Total Return Portfolio
March 31, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (71.7%)
Issuer                                                        Shares          Value(a)

Aerospace & defense (0.7%)
Boeing                                                        74,000         $2,807,375
Goodrich (BF)                                                 46,050          1,321,059
Honeywell Intl                                               145,050          7,642,322
United Technologies                                           71,550          4,521,066
Total                                                                        16,291,822

Airlines (0.2%)
America West Holdings Cl B                                    42,000(b)         651,000
Amtran                                                        27,300(b)         487,988
SkyWest                                                       43,100          1,686,288
Southwest Airlines                                           106,075          2,207,685
Total                                                                         5,032,961

Automotive & related (1.4%)
Bridgestone                                                   44,000(c)         970,636
Delphi Automotive Systems                                    191,024          3,056,384
DollarThrifty Automotive Group                                49,200(b)         845,625
Ford Motor                                                   204,900          9,412,593
General Motors                                               115,750          9,585,546
Gentex                                                        75,800(b)       2,809,338
Smith (AO)                                                    37,300            671,400
Tower Automotive                                              68,000(b)       1,113,500
Toyota Motor                                                  46,000(c)       2,405,844
Total                                                                        30,870,866

Banks and savings & loans (3.3%)
Bank of America                                              224,665         11,780,871
Bank of New York                                             153,550          6,381,922
Banque Natl de Paris                                           7,276(c)         574,518
Cullen/Frost Bankers                                          64,700          1,710,506
Deutsche Bank                                                 22,151(c)       1,472,390
Dime Community Bancshares                                     30,400            480,700
First Midwest Bancorp                                         26,850            651,113
Firstar                                                      170,100          3,901,669
Flagstar Bancorp                                              47,400            616,200
FleetBoston Financial                                        274,421         10,016,367
Garanti Banking                                           41,045,286(b,c)       522,715
Hamilton Bancorp                                              38,000(b)         593,750
Hudson United Bancorp                                         14,111            306,032
Instituto Bancario San Paolo di Torino                       138,996(c)       1,903,703
MAF Bancorp                                                   29,700            480,769
Mellon Financial                                              72,700          2,144,650
NBT Bancorp                                                   20,685            299,933
Overseas Union Bank                                          157,000(c)         706,216
Provident Bankshares                                          17,235            271,451
Queens County Bancorp                                         34,200            617,738
Republic Bancorp                                              58,410            545,768
Silicon Valley Bancshares                                     12,700(b)         912,813
SLM Holding                                                   13,250            441,391
Southtrust                                                    81,500          2,073,156
U.S. Trust                                                    11,400          2,154,600
Uniao de Bancos Brasileiros GDR                               22,000(c)         698,500
Wachovia                                                      70,550          4,766,534
Webster Financial                                             22,000            506,000
Wells Fargo                                                  324,450         13,282,171
Wilshire Financial Services Group                            411,726(b)         334,527
Yapi Kredit Finance                                       19,050,000            509,466
Total                                                                        71,658,139

Beverages & tobacco (1.1%)
Anheuser-Busch                                                80,150          4,989,338
Beringer Wine Estates Holdings Cl B                           22,900(b)         821,538
Canandaigua Wine Cl A                                         31,400(b)       1,601,400
Coca-Cola                                                    262,300         12,311,705
Fomento Economico Mexicano ADR                                14,000(c)         630,000
PepsiCo                                                      129,800          4,486,213
Total                                                                        24,840,194

Building materials & construction (0.8%)
Dycom Inds                                                    53,800(b)       2,622,750
Elcor                                                         33,200          1,145,400
Florida Rock Inds                                             28,600            800,800
Horton (DR)                                                   89,600          1,170,400
Insituform Technologies Cl A                                  39,100(b)       1,197,438
NCI Building Systems                                          32,400(b)         609,525
Pulte                                                         29,400            613,725
Ryland Group                                                  43,100            808,125
URS                                                           50,800(b)         666,750
Weyerhaeuser                                                 121,850          6,945,450
Total                                                                        16,580,363

Chemicals (0.7%)
Air Products & Chemicals                                      33,000            938,438
Asahi Chemical Inds                                          220,000(c)       1,403,458
Dow Chemical                                                  48,400          5,517,599
Du Pont (EI) de Nemours                                      100,850          5,332,444
Engelhard                                                    102,850          1,555,606
Geon                                                          33,700            724,550
Total                                                                        15,472,095

Communications equipment & services (4.1%)
Adaptive Broadband                                            16,400(b)         877,400
Advanced Fibre Communications                                  7,400(b)         463,888
Aspect Communications                                         35,000(b)       1,297,188
C-COR Electronics                                             15,500(b)         759,500
China Telecom                                                144,000(b,c)     1,262,176
Com21                                                         12,800(b)         601,600
CommScope                                                     55,900(b)       2,550,438
Corsair Communications                                        12,000(b)         229,500
Digital Microwave                                             53,100(b)       1,798,763
Ericsson (LM) Cl B                                            55,000(c)       4,838,878
Glenayre Technologies                                         29,000(b)         509,313
Harmonic Lightwaves                                            3,000(b)         249,750
InterVoice                                                    22,000(b)         635,250
Leap Wireless Intl                                             9,100(b)         898,056
Lucent Technologies                                          278,700(c)      16,931,024
Marconi                                                      158,632          1,891,660
Motorola                                                      90,650         12,906,293
Net2000 Communications                                        24,200(b)         574,750
Nokia                                                         20,700(c)       4,378,445
Nortel Networks                                              120,600(c)      15,195,599
P-COM                                                         68,600(b)       1,269,100
Proxim                                                         9,700(b)       1,160,969
QUALCOMM                                                      42,950(b)       6,412,972
Scientific-Atlanta                                            60,600          3,844,313
Sonera                                                        38,416(c)       2,621,555
Spectrian                                                     55,900(b)       1,257,750
Tellabs                                                       75,800(b)       4,774,216
Total                                                                        90,190,346

Computers & office equipment (15.2%)
3Com                                                          38,450(b)       2,138,781
About.com                                                     13,400(b)       1,180,875
Acxiom                                                        25,300(b)         841,225
ADAC Laboratories                                             32,800(b)         451,000
Allaire                                                        9,800(b)         741,125
America Online                                               177,100(b)      11,909,974
American Management Systems                                   29,500(b)       1,292,469
Aspect Development                                             6,800(b)         437,750
Aspen Technology                                              24,000(b)         969,000
Automatic Data Processing                                     66,800          3,223,100
BindView Development                                          14,400(b)         447,300
BISYS Group                                                    5,900(b)         392,350
Black Box                                                      6,700(b)         463,870
Cabletron Systems                                             75,900(b)       2,224,819
Canon                                                         36,000(c)       1,560,263
Cap Gemini                                                    17,200(c)       4,658,780
Cisco Systems                                                664,700(b)      51,389,618
Citrix Systems                                                34,400(b)       2,279,000
Cognex                                                        27,400(b)       1,580,638
Compaq Computer                                              190,450          5,070,731
Computer Associates Intl                                      76,850          4,548,559
Computer Sciences                                             58,500(b)       4,628,813
Dell Computer                                                246,600(b)      13,300,987
Dendrite Intl                                                 20,800(b)         435,500
Diamond Technology Partners                                    9,600(b)         631,200
Electronic Data Systems                                      135,000          8,665,313
EMC                                                          134,300(b)      16,787,499
Emulex                                                         3,300(b)         360,113
Eprise                                                        24,300(b)         382,725
FactSet Research Systems                                      23,200            627,850
First Data                                                   222,300          9,836,774
Fujitsu                                                       87,000(c)       2,669,102
go2net                                                         3,100(b)         249,744
Hadco                                                         17,100(b)       1,105,088
Harbinger                                                     19,000(b)         553,375
HearMe                                                        19,600(b)         494,900
Hewlett-Packard                                              127,200         16,861,949
Hitachi Software Engineering                                   8,000(c)         982,518
HNC Software                                                  10,100(b)         727,831
Hyperion Solutions                                            27,900(b)         906,750
Informatica                                                    6,100(b)         468,556
Insight Enterprises                                           15,800(b)         575,713
Intl Business Machines                                       119,600         14,112,799
IntraNet Solutions                                            20,700(b)         952,200
ISS Group                                                      3,800(b)         442,700
Kronos                                                        12,000(b)         355,500
Level 8 Systems                                               15,400(b)         719,950
Lexmark Intl Group Cl A                                       41,900(b)       4,430,925
Macromedia                                                    18,200(b)       1,643,688
MarchFirst                                                    24,800(b)         885,050
Maxtor                                                        29,700(b)         384,244
MedQuist                                                      43,000(b)       1,169,063
Mercury Interactive                                           33,900(b)       2,686,575
Micromuse                                                      3,200(b)         444,200
MICROS Systems                                                10,000(b)         629,375
Microsoft                                                    509,050(b)      54,086,562
Natl Computer Systems                                         20,200          1,025,150
Natl Instruments                                              29,000(b)       1,361,188
Netopia                                                        7,000(b)         503,563
Network Appliance                                             41,700          3,450,675
New Era of Networks                                            5,800(b)         227,650
Novell                                                        48,200(b)       1,379,725
NVIDIA                                                         6,200(b)         523,803
Oracle                                                       302,400(b)      23,606,099
OTG Software                                                   5,400(b)         217,688
Peregrine Systems                                             11,000(b)         737,688
Pinnacle Systems                                              28,000(b)         931,000
Project Software & Development                                 6,400(b)         361,600
Proxicom                                                      15,800(b)         700,138
Rare Medium Group                                             15,600(b)         688,350
Razorfish Cl A                                                 8,300(b)         228,250
Remedy                                                        28,000(b)       1,179,500
RSA Security                                                  18,000(b)         932,625
S1                                                             5,200(b)         445,575
Sagent Technology                                             15,800(b)         455,238
SanDisk                                                        6,400(b)         784,000
SAP                                                            2,846(c)       2,049,740
SERENA Software                                               25,050(b)         798,469
Solectron                                                    155,850(b)       6,243,741
Sun Microsystems                                              94,700(b)       8,873,686
THQ                                                           20,000(b)         357,500
Unisys                                                       130,900(b)       3,337,950
Verity                                                        24,200(b)         986,150
Xircom                                                        10,600(b)         392,200
Yahoo!                                                        57,450(b)       9,845,493
Zixit                                                          4,300(b)         313,094
Total                                                                       334,933,886

Electronics (6.3%)
Alpha Inds                                                    16,300(b)       1,548,500
Alps Electric                                                 41,000(c)         559,844
Amkor Technology                                              11,900(b)         631,444
ANADIGICS                                                      2,550(b)         168,300
Analog Devices                                                40,200(b)       3,238,613
Applied Materials                                            122,388(b)      11,535,030
Audiovox Cl A                                                  4,900(b)         213,763
Brooks Automation                                              7,000(b)         437,500
Burr-Brown                                                    17,250(b)         937,969
C&D Technologies                                              17,000          1,003,000
C-Cube Microsystems                                           18,600(b)       1,354,313
Conexant Systems                                              19,300(b)       1,370,300
Corning                                                       44,270          8,588,379
Credence Systems                                                 750(b)          93,844
CTS                                                           14,100            803,700
Cypress Semiconductor                                         11,900(b)         586,819
Dallas Semiconductor                                          13,400            470,675
Electro Scientific Inds                                       27,800(b)       1,612,400
Exar                                                          16,650(b)       1,191,516
Harman Intl Inds                                              23,600          1,416,000
Helix Technology                                              21,600          1,297,350
Hitachi                                                      183,000(c)       2,172,652
Integrated Device Technology                                  10,000(b)         396,250
Intel                                                        330,250         43,572,358
Intl Rectifier                                                31,300(b)       1,193,313
KEMET                                                         18,300(b)       1,157,475
KLA-Tencor                                                    29,200(b)       2,460,100
Kulicke & Soffa Inds                                          24,400(b)       1,563,125
Kyocera                                                        8,000          1,337,034
Lam Research                                                  11,700(b)         527,231
Lattice Semiconductor                                         29,200(b)       1,976,475
LSI Logic                                                     59,100(b)       4,292,138
Matsushita Communication Industrial                           10,000(c)       1,840,760
Micrel                                                        20,000(b)       1,920,000
MRV Communications                                             2,000(b)         183,250
Natl Semiconductor                                            53,650(b)       3,252,531
Nintendo                                                       7,000(c)       1,230,582
Photronics                                                     6,000(b)         211,875
Power Integrations                                            18,200(b)         455,000
Powerwave Technologies                                        14,300(b)       1,787,500
Rohm                                                           4,600(c)       1,599,416
S3                                                            40,000(b)         840,000
Sensormatic Electronics                                       45,000(b)       1,009,688
Siliconix                                                      2,000(b)         190,125
Teradyne                                                      33,200(b)       2,730,700
Texas Instruments                                             90,750         14,519,999
Three-Five Systems                                            20,000(b)       1,200,000
TranSwitch                                                     5,800(b)         557,525
Trimble Navigation                                            47,600(b)       1,225,700
TriQuint Semiconductor                                         4,400(b)         323,400
Varian Medical Systems                                        50,100(b)       2,285,813
Vicor                                                         28,800(b)         518,400
Total                                                                       137,589,674

Energy (3.5%)
Anadarko Petroleum                                            51,400          1,988,538
Apache                                                        97,400          4,845,650
Barrett Resources                                             43,400(b)       1,293,863
Chevron                                                      184,600         17,063,963
Conoco Cl B                                                  129,800          3,326,125
Exxon Mobil                                                  342,475         26,648,835
HS Resources                                                  45,100(b)         952,738
Newfield Exploration                                          34,300(b)       1,209,075
Petro-Canada                                                  37,000(c)         615,096
Repsol-YPF                                                   144,200(c)       3,161,896
Royal Dutch Petroleum                                         43,300(c)       2,492,456
Texaco                                                       156,450          8,389,631
Tosco                                                         65,100          1,981,481
Total Petroleum Cl B                                          13,952          2,089,816
Total                                                                        76,059,163

Energy equipment & services (0.3%)
Halliburton                                                   25,400          1,041,400
Louis Dreyfus Natural Gas                                     30,400(b)       1,033,600
Marine Drilling                                               46,400(b)       1,273,100
Patterson Energy                                              13,800(b)         438,150
Pride Intl                                                    97,900(b)       2,233,344
Tuboscope                                                     61,500(b)       1,045,500
UTI Energy                                                    14,900(b)         562,475
Total                                                                         7,627,569

Financial services (3.8%)
AmeriCredit                                                   66,800(b)       1,089,675
Capital One Financial                                         93,250          4,470,172
Citigroup                                                    403,050         23,905,902
Delphi Financial Group Cl A                                   27,515(b)         835,768
Fannie Mae                                                   183,200         10,339,349
Financial Federal                                             43,700(b)         794,794
Jefferies Group                                               28,600            654,225
Kansas City Southern Inds                                     97,250(b)       8,357,422
Lehman Brothers Holdings                                      64,250          6,232,250
MBNA                                                         316,850          8,079,675
Metris Companies                                              33,200          1,290,650
Morgan Stanley, Dean Witter, Discover & Co                    66,050          5,387,203
Nikko Securities                                              92,000(c)       1,392,432
Paychex                                                       42,900          2,246,888
Providian Financial                                           55,500          4,807,688
Radian Group                                                  37,300          1,776,413
Raymond James Financial                                       21,900            454,425
SEI Investments                                                4,200            476,438
Total                                                                        82,591,369

Food (1.2%)
Bestfoods                                                    162,050          7,585,965
Earthgrains                                                   58,000            862,750
General Mills                                                106,100          3,839,494
Performance Food Group                                        29,600(b)         647,500
Sara Lee                                                     337,650          6,077,700
Smithfield Foods                                              62,100(b)       1,242,000
Suiza Foods                                                   16,000(b)         644,000
SUPERVALU                                                    283,600          5,370,675
Total                                                                        26,270,084

Furniture & appliances (0.2%)
Briggs & Stratton                                             15,800            649,775
Furniture Brands Intl                                         32,000(b)         602,000
La-Z-Boy                                                      62,900            967,088
Matsushita Electric Industrial                                53,000          1,584,709
Salton                                                        20,000(b)         867,500
Total                                                                         4,671,072

Health care (6.2%)
Abbott Laboratories                                          138,900          4,887,544
Affymetrix                                                     3,100(b)         460,156
Alkermes                                                       2,300(b)         212,750
Alpharma Cl A                                                 32,100          1,179,675
American Home Products                                       100,450          5,386,631
Amgen                                                        112,200(b)       6,886,274
Baxter Intl                                                  119,300          7,478,618
Bio-Technology General                                        23,100(b)         358,050
Biomet                                                        60,000          2,182,500
Bristol-Myers Squibb                                         327,400         18,907,349
Celgene                                                        2,100(b)         209,081
Cephalon                                                      20,000(b)         750,000
Coherent                                                      30,600(b)       1,591,200
COR Therapeutics                                               8,400(b)         553,744
Diversa                                                        8,300(b)         390,100
Enzo Biochem                                                  14,000(b)         987,000
ENZON                                                          5,900(b)         222,356
Gilead Sciences                                                3,300(b)         209,138
Glaxo Wellcome ADR                                           160,816(c)       4,595,833
Guidant                                                       61,350(b)       3,608,147
Human Genome Sciences                                          4,000(b)         332,250
IDEC Pharmaceuticals                                          13,700(b)       1,346,025
Immune Response                                               32,800(b,h)       377,200
Incyte Pharmaceuticals                                        15,100(b)       1,313,700
Jones Pharma                                                  39,900          1,211,963
Laboratory                                                   175,000(b)         754,688
Liposome                                                      30,500(b)         532,797
Medtronic                                                    127,800          6,573,713
Merck & Co                                                    77,750          4,830,219
Pfizer                                                       577,000         21,096,562
Pharmacia & Upjohn                                            71,750          4,251,188
Priority Healthcare Cl B                                      30,650(b)       1,540,163
Protein Design Labs                                           10,100(b)         802,950
Quest Diagnostics                                             47,500(b)       1,888,125
Regeneron Pharmaceuticals                                      5,500(b)         162,594
Sankyo                                                        47,000(c)       1,183,297
Schering-Plough                                              245,030          9,004,852
Sequenom                                                       9,700(b)         381,938
SmithKline Beecham                                           152,870(c)       2,015,223
Techne                                                        18,900(b)       1,304,100
Vertex Pharmaceuticals                                        18,300(b)         856,669
Warner-Lambert                                               138,850         13,537,874
Wesley Jessen VisionCare                                      23,400(b)         840,938
Total                                                                       137,195,174

Health care services (0.3%)
Abgenix                                                        3,700(b)         511,063
Apria Healthcare Group                                        49,000(b)         707,438
Biopure                                                       13,700(b)         456,381
Cerner                                                        30,000(b)         810,000
Columbia/HCA Healthcare                                       83,300          2,108,531
Cytyc                                                         18,000(b)         868,500
IntraBiotics Pharmaceuticals                                  16,900(b)         253,500
Patterson Dental                                              30,700(b)       1,174,275
Total                                                                         6,889,688

Household products (0.7%)
Colgate-Palmolive                                             51,500          2,903,313
Kimberly-Clark                                               148,450          8,313,199
Procter & Gamble                                              52,650          2,961,563
Valence Technology                                            19,700(b)         464,181
Total                                                                        14,642,256

Industrial equipment & services (0.9%)
Amada                                                        118,000(c)         953,884
Castorama Dubois                                               9,500(c)       2,040,346
Deere & Co                                                    74,700          2,838,600
Illinois Tool Works                                           63,650          3,516,662
Ingersoll-Rand                                                26,500          1,172,625
Kennametal                                                    39,000          1,172,438
Manitowoc                                                     32,200            871,413
Parker-Hannifin                                              125,950          5,203,308
Roper Inds                                                    30,400          1,031,700
Total                                                                        18,800,976

Insurance (1.5%)
American Intl Group                                          173,137         18,958,501
CIGNA                                                         46,350          3,511,012
Fidelity Natl Financial                                       49,200            679,575
First American Financial                                      34,600            490,888
Fortis                                                       112,100(c)       2,870,031
Gallagher (Arthur J)                                          42,600          1,384,500
Hooper Holmes                                                 53,000          1,818,563
LandAmerica Financial Group                                   17,500            339,063
Prudential                                                   112,346(c)       1,692,968
Reinsurance Group of America                                  18,300            435,769
Total                                                                        32,180,870

Leisure time & entertainment (0.9%)
Aztar                                                        150,300(b)       1,427,850
Disney (Walt)                                                213,900          8,850,112
EMI Group ADR                                                330,200(c)       3,658,953
Viacom Cl B                                                  103,450(b)       5,456,988
Total                                                                        19,393,903

Media (1.5%)
Catalina Marketing                                            15,900(b)       1,609,875
CBS                                                          134,600(b)       7,621,724
Comcast Special Cl A                                         131,250          5,692,969
Emmis Communications Cl A                                     13,100(b)         609,150
McClatchy Newspapers                                          23,200            759,800
MediaOne Group                                                72,150(b)       5,844,150
Modem Media Poppe Tyson                                        3,800(b)         123,025
New York Times Cl A                                           38,750          1,663,828
News                                                          66,000(c)         921,543
Price Communications                                          37,400(b)         860,200
Radio One Cl A                                                 5,950(b)         396,419
Scholastic                                                    20,800(b)       1,121,900
Snyder Communications                                         36,900(b)         830,250
Sony                                                          21,000(c)       2,965,668
True North Communications                                     24,200            951,363
Valassis Communications                                       49,000(b)       1,632,313
Total                                                                        33,604,177

Metals (0.5%)
Alcoa                                                         26,900          1,889,725
Broken Hill Proprietary                                       68,000(c)         735,900
Mueller Inds                                                  43,700(b)       1,327,388
Nippon Steel                                                 577,000(c)       1,376,820
Nucor                                                         54,150          2,707,499
Ryerson Tull                                                  49,100            761,050
Steel Technologies                                            88,200            700,088
Stillwater Mining                                             23,600(b)         944,000
WMC                                                          175,000(c)         683,794
Total                                                                        11,126,264

Miscellaneous (0.3%)
Apex                                                           9,400(b)         348,975
Beasley Broadcast Group Cl A                                  45,900(b)         424,575
eLoyalty                                                      25,500(b)         608,813
Epcos                                                          3,314(b,c)       437,712
Intraware                                                     20,400(b)         842,775
PFF Bancorp                                                   42,000            651,000
Philadelphia Suburban                                         29,700            538,313
Quintus                                                        8,000(b)         237,500
TSI Intl Software                                              2,400(b)         199,350
United Pan-Europe Communications                              55,200(b,c)     2,579,782
ValueClick                                                    32,700(b)         684,656
Total                                                                         7,553,451

Multi-industry conglomerates (3.7%)
Agribrands Intl                                               19,100(b)         750,869
Bell & Howell                                                 18,700(b)         584,375
Bombardier Cl B                                               27,000(c)         677,463
Brady (WH) Cl A                                               52,100          1,624,869
Danaher                                                      106,200          5,416,200
Emerson Electric                                              18,800            994,050
General Electric                                             359,200         55,743,349
Hutchison Whampoa                                             79,000(c)       1,425,471
NCO Group                                                     22,450(b)         716,997
Secom                                                         11,000(c)         942,781
Sylvan Learning Systems                                       45,400(b)         723,563
Tyco Intl                                                    246,600(c)      12,299,174
Zebra Technologies Cl A                                       11,300(b)         565,000
Total                                                                        82,464,161

Paper & packaging (0.5%)
AptarGroup                                                    42,800          1,142,225
Ball                                                          11,400            394,013
Champion Intl                                                 40,800          2,172,600
Intl Paper                                                   128,600          5,497,649
Pope & Talbot                                                 61,700          1,133,738
Silgan Holdings                                               31,600(b)         383,150
Total                                                                        10,723,375

Restaurants & lodging (0.5%)
Applebee's Intl                                               18,100            509,063
CEC Entertainment                                             38,100(b)       1,033,463
Cheesecake Factory (The)                                      23,600(b)         982,350
Darden Restaurants                                           220,200          3,922,312
Jack in the Box                                               24,400(b)         520,025
Ruby Tuesday                                                  51,700            904,750
Ryan's Family Steak Houses                                    99,900(b)         955,294
Taco Cabana Cl A                                             122,300(b)         726,156
Wendy's Intl                                                 116,550          2,352,853
Total                                                                        11,906,266

Retail (4.6%)
Ames Dept Stores                                              26,600(b)         653,363
AnnTaylor Stores                                              14,500(b)         333,500
Bed Bath & Beyond                                             62,950(b)       2,478,656
Best Buy                                                      37,350(b)       3,212,100
Circuit City Stores-Circuit City Group                        70,050          4,264,294
Copart                                                        11,000(b)         192,500
Costco Wholesale                                              62,050(b)       3,261,503
CVS                                                           70,250          2,638,766
FamilyMart                                                    27,300(c)       1,350,709
Fossil                                                        63,400(b)       1,485,938
Gap                                                           91,300          4,547,881
Home Depot                                                   206,700         13,332,149
Kroger                                                       225,300(b)       3,956,831
Linens `N Things                                              37,400(b)       1,280,950
Lowe's Companies                                              70,750          4,130,031
Men's Wearhouse                                               59,300(b)       1,756,763
NBTY                                                          76,600(b)       1,048,463
Pacific Sunwear of California                                 30,150(b)       1,160,775
Regis                                                         44,450            658,416
Safeway                                                      102,850(b)       4,653,962
ShopKo Stores                                                 50,300(b)         892,825
Tandy                                                         36,250          1,839,688
Target                                                        67,900          5,075,524
Tesco                                                        713,189(c)       2,370,291
TJX Companies                                                137,500          3,050,781
United Stationers                                             44,000(b)       1,570,250
Wal-Mart Stores                                              403,650         22,402,574
Walgreen                                                     116,200          2,992,150
Whole Foods Market                                            32,000(b)       1,326,000
World Online Intl                                              6,198(b,c)       138,515
Zale                                                          53,700(b)       2,533,969
Total                                                                       100,590,117

Textiles & apparel (0.1%)
Asahi Glass                                                   89,000(c)         759,328
Brown Shoe                                                    77,100            925,199
Dixie Group                                                   65,400(b)         290,213
Total                                                                         1,974,740

Transportation (0.5%)
Atlas Air                                                     30,150(b)         825,356
Burlington Northern Santa Fe                                  83,500          1,847,437
EGL                                                           13,100(b)         306,213
Expeditors Intl of Washington                                 14,600            580,350
Landstar System                                               28,200(b)       1,543,950
Offshore Logistics                                            70,000(b)         971,250
Union Pacific                                                 34,100          1,334,163
USFreightways                                                 44,800          1,677,200
Werner Enterprises                                            53,800            914,600
Total                                                                        10,000,519

Utilities -- electric (0.6%)
AES                                                           21,850(b)       1,720,688
Avista                                                        16,300            664,225
Cleco                                                         22,700            754,775
Duke Energy                                                   33,100          1,737,750
El Paso Electric                                              93,900(b)         974,213
PECO Energy                                                   58,000          2,138,749
Pinnacle West Capital                                         70,950          1,999,902
Public Service Co of New Mexico                               42,500            669,375
Texas Utilities                                               49,400          1,466,563
TNP Enterprises                                               28,300          1,239,894
United Illuminating                                           22,400            879,200
Total                                                                        14,245,334

Utilities -- gas (0.3%)
BG Group                                                     500,000(c)       2,812,048
Equitable Resources                                           24,800          1,111,350
New Jersey Resources                                          14,400            615,600
ONEOK                                                         24,900            622,500
Piedmont Natural Gas                                          20,100            523,856
UGI                                                           27,800            601,175
Total                                                                         6,286,529

Utilities -- telephone (5.3%)
AT&T                                                         363,800         20,463,749
Bell Atlantic                                                246,300         15,055,088
BellSouth                                                    177,250          8,330,750
Brightpoint                                                   66,400(b)         813,400
COLT Telecom Group                                            33,000(b,c)     1,568,299
Embratel Participacoes ADR                                    34,000(c)         871,250
Global Crossing                                               49,700(b,c)     2,034,594
GTE                                                           33,300          2,364,300
ICG Communications                                            16,000(b)         578,000
Intermedia Communications                                        960(b)          46,369
MCI WorldCom                                                 377,762(b)      17,117,362
Nextel Communications Cl A                                    31,450(b)       4,662,463
Nippon Telegraph & Telephone                                     220(b,c)     3,492,574
Nippon Television Network                                        450(c)         319,503
NTT Data                                                          37(c)         695,496
NTT Mobile Communication Network                                  74(c)       3,034,234
SBC Communications                                           269,221         11,307,282
Sprint                                                       116,900          7,364,700
Sprint PCS                                                    83,400(b,h)     5,447,063
Telecom Italia Mobile                                        182,088(c)       2,234,224
Telefonos de Mexico ADR Cl L                                  13,800(c)         924,600
U S WEST Communications Group                                 46,650          3,387,956
Vodafone AirTouch                                            884,469          4,907,450
Total                                                                       117,020,706

Total common stocks
(Cost: $1,345,471,810)                                                   $1,577,278,109

Preferred stocks & other (0.9%)
Issuer                                                        Shares          Value(a)

Bar Technologies
   Warrants                                                    3,000             $2,625
Bell Technology
   Warrants                                                    3,410          1,619,750
Coastal
   6.63 % Cv PRIDES                                           44,900(o)       1,271,230
Coltec Capital
   5.25% Cv                                                   13,800            501,975
Cox Communications
   7.00% Cm Cv PRIDES                                         15,800(o)       1,003,300
CVS
   6.00% Cv ACES                                              14,700(n)         993,169
Enron
   7.00% Cv                                                   24,700           $544,944
Georgia-Pacific Group
   7.50% Cv                                                   19,000            814,625
Global Crossing
   6.38% Cv                                                    8,800(c,d)       948,200
Global TeleSystems Group
   7.25% Cm Cv                                                20,800            842,400
Ingersoll-Rand
   6.75% Cv PRIDES                                            38,475(o)         904,163
Intermedia Communications
   7.00% Cm Cv Series F                                       55,300          1,831,812
   13.50% Pay-in-kind Series B                                 1,000(i)         940,000
Kerr-McGee
   5.50% Cv                                                   13,700            614,788
KMC Telecom Holdings
   Warrants                                                    3,000              9,000
Lincoln Natl
   7.75% Cm Cv                                                38,950            788,738
McKesson Financing Trust
   5.00% Cv                                                   24,600            888,675
Nakornthai Strip Mill
   Warrants                                                2,722,298                  3
Paxson Communications
   12.50% Pay-in-kind Exchangeable                            26,881(i)       2,768,742
PLD Telekom
   Warrants                                                    6,000                270
Poland Telecom
   Warrants                                                    4,400(c)             550
Sovereign Bancorp
   7.50% Cv                                                   20,800(b)       1,014,000
Suiza Capital
   5.50% Cv                                                   28,100            962,425
Telehub Communications
   Warrants                                                    2,500              1,250
Unifi Communications
   Warrants                                                    3,000                 30
Wendys Financing
   5.00% Cm Cv Series A                                       15,800            742,600

Total preferred stocks & other
(Cost: $18,647,918)                                                         $20,009,264


See accompanying notes to investments in securities.

Bonds (25.4%)
Issuer                                        Coupon       Principal          Value(a)
                                              rate          amount

Mortgage-backed securities (5.8%)
Federal Home Loan Mtge Corp
      03-01-13                                 5.50%      $8,978,519         $8,289,282
      03-01-15                                 7.50       50,000,000         49,914,062
      12-01-25                                 7.50       11,505,159         11,325,448
      07-01-28                                 6.00        9,163,050          8,358,442
      09-01-28                                 6.00        9,147,568          8,336,456
Federal Natl Mtge Assn
      03-01-14                                 5.50        9,261,228          8,528,405
      05-01-24                                 7.50        8,624,165          8,494,803
      09-01-28                                 6.50        9,027,620          8,471,879
      10-01-28                                 6.00        9,249,135          8,429,314
   Collateralized Mtge Obligation
      05-18-26                                 5.00        9,593,000          8,066,470
Total                                                                       128,214,561

U.S. government obligations (6.1%)
U.S. Treasury
      04-30-00                                 6.75       32,000,000(h,k,m)  32,017,087
      06-30-02                                 6.25        8,000,000(k,m)     7,964,462
      03-31-03                                 5.50        1,500,000(k,m)     1,462,169
      05-15-04                                 7.25        4,800,000          4,948,593
      08-15-04                                 7.25       20,000,000         20,659,800
      08-15-05                                 6.50       12,500,000         12,588,583
      05-15-07                                 6.63       12,500,000         12,736,121
      08-15-17                                 8.88       16,000,000         20,450,339
      08-15-23                                 6.25        9,700,000          9,839,874
      08-15-27                                 6.38        8,500,000          8,845,313
Total                                                                       131,512,341

Aerospace & defense (0.3%)
L-3 Communications
   Sr Sub Nts Series B
      05-01-07                                10.38        1,035,000          1,027,238
Northrop-Grumman
      03-01-16                                 7.75        5,000,000          4,853,137
Total                                                                         5,880,375

Automotive & related (0.4%)
Exide
   Cv Sr Sub Nts
      12-15-05                                 2.90        2,450,000(d)       1,263,416
Hayes Lemmerz Intl
   Company Guaranty Series B
      07-15-07                                 9.13        1,250,000          1,125,000
Lear
   Sub Nts
      07-15-06                                 9.50        1,800,000          1,728,000
Mascotech
   Cv Sub Deb
      12-15-03                                 4.50        1,780,000          1,314,975
MSX Intl
   Company Guaranty
      01-15-08                                11.38        2,450,000          2,278,500
Venture Holdings Trust
   Sr Nts Series B
      07-01-05                                 9.50        1,750,000          1,513,750
Total                                                                         9,223,641

Banks and savings & loans (0.3%)
Union Planters Bank
   Sub Nts
      03-15-08                                 6.50        5,000,000          4,528,930
Washington Mutual Capital
   Company Guaranty
      06-01-27                                 8.38        1,500,000          1,469,082
Total                                                                         5,998,012

Chemicals (0.1%)
Allied Waste North America
   Company Guaranty Series B
      01-01-09                                 7.88        1,550,000          1,232,250

Communications equipment & services (0.7%)
American Tower
   Cv
      02-15-10                                 5.00        1,053,000(d)       1,196,471
Commscope
   Cv Sub Nts
      12-15-06                                 4.00          950,000(d)       1,135,250
Corning
   Cv Sub Nts
      03-01-08                                 4.88          255,000          1,075,463
Dobson/Sygnet Communications
   Sr Nts
      12-15-08                                12.25        1,000,000          1,030,000
EchoStar Communications
   Cv Sub Nts
      01-01-07                                 4.88        1,070,000(d)       1,801,613
EchoStar DBS
   Sr Nts
      02-01-09                                 9.38        1,000,000            965,000
GT Group Telecom
   (U.S. Dollar) Zero Coupon
      02-01-05                                13.25        1,025,000(c,d,g)     563,750
iBasis
      03-15-05                                 5.75          990,000            676,913
Nextel Partners
   Sr Nts
      03-15-10                                11.00          275,000(d)         266,750
NTL
   Cv Sub Nts
      12-15-09                                 5.75        1,003,000(d)       1,026,821
NTL Communications
   Zero Coupon Sr Nts Series B
      10-01-03                                 7.87        3,625,000(g)       2,428,749
Telehub Communications
   Zero Coupon Company Guaranty
      07-31-01                                13.88        2,500,000(g)         200,000
Versatel Telecom
   (European Monetary Unit)
      12-17-04                                 4.00        1,880,000(c,d)     2,267,178
      03-30-05                                 4.00          630,000(c,d)       627,411
   (U.S. Dollar) Sr Nts
      05-15-08                                13.25        1,000,000(c)       1,037,500
Total                                                                        16,298,869

Computers & office equipment (0.5%)
ASM Lithography Holdings
   (U.S. Dollar) Cv
      11-30-04                                 4.25        1,030,000(c,d)     1,266,900
Concentric Network
   Sr Nts
      12-15-07                                12.75        3,800,000          4,047,000
Globix
   Sr Nts
      02-01-10                                12.50        1,250,000(d)       1,150,000
Hewlett-Packard
   Zero Coupon Sub Nts
      10-14-17                                 2.46        1,580,000(f)       1,212,650
Internet Capital Group
   Cv Sub Nts
      12-21-04                                 5.50          315,000            277,200
Juniper Networks
      03-15-07                                 4.75        1,980,000          1,965,150
PSINet
   Sr Nts Series B
      02-15-05                                10.00        1,005,000            949,725
Silicon Graphics
   Cv Sr Nts
      09-01-04                                 5.25        1,340,000          1,003,325
Total                                                                        11,871,950

Electronics (0.5%)
Conexant Systems
   Cv Sub Nts
      02-01-07                                 4.00          870,000(d)         791,700
Hyundai Semiconductor
   (U.S. Dollar) Sr Nts
      05-15-07                                 8.63        4,500,000(c,d)     4,070,164
Intel
   Cv Sub Nts
      09-01-04                                 4.00          275,000          1,192,469
Photronics
   Cv Sub Nts
      06-01-04                                 6.00          474,000            607,313
SCI Systems
      03-15-07                                 3.00          990,000          1,104,266
Thomas & Betts
      01-15-06                                 6.50        4,500,000          4,268,137
Total                                                                        12,034,049

Energy (0.6%)
Devon Energy
   Cv Deb
      08-15-08                                 4.90          948,000            949,185
Lodestar Holdings
   Company Guaranty
      05-15-05                                11.50        5,000,000            950,000
Roil
   (U.S. Dollar)
      12-05-02                                12.78        2,520,000(c,d)     2,268,000
USX
      03-01-08                                 6.85       10,000,000          9,542,302
Total                                                                        13,709,487

Financial services (0.9%)
Arcadia Financial
   Sr Nts
      03-15-07                                11.50        1,250,000          1,325,000
Indah Kiat Finance Mauritius
   (U.S. Dollar) Company Guaranty
      07-01-07                                10.00        1,685,000(c)       1,171,075
LaBranche
      03-01-07                                12.00        1,000,000(d)         980,000
Providian Natl Bank
   Sr Nts
      03-15-03                                 6.70       10,000,000          9,571,354
Wilmington Trust
      05-01-08                                 6.63        6,300,000          5,919,484
Total                                                                        18,966,913

Furniture & appliances (0.1%)
Interface
   Sr Sub Nts Series B
      11-15-05                                 9.50        2,500,000          2,212,500

Health care (0.5%)
Alkermes
   Cv Sub Nts
      02-15-07                                 3.75          495,000(d)         415,800
Alpharma
   Cv Sr Sub Nts
      06-01-06                                 3.00          580,000(j)         737,325
      06-01-06                                 3.00          810,000          1,057,560
Baxter Intl
      02-15-28                                 6.63       10,000,000          8,691,201
Inhale Theraptic Systems
   Cv Sub Nts
      02-08-07                                 5.00          980,000(d)       1,038,800
Total                                                                        11,940,686

Health care services (0.3%)
Magellan Health Services
   Sr Sub Nts
      02-15-08                                 9.00        2,500,000          1,850,000
Sunrise Assisted Living
   Cv Sub Nts
      06-15-02                                 5.50        1,975,000          1,545,438
Tenet Healthcare
   Sr Sub Nts Series B
      12-01-08                                 8.13        2,750,000          2,509,375
Total                                                                         5,904,813

Insurance (0.3%)
Executive Risk Capital
   Company Guaranty Series B
      02-01-27                                 8.68        1,500,000          1,476,093
Nationwide CSN Trust
      02-15-25                                 9.88        5,000,000(d)       5,389,065
Total                                                                         6,865,158

Leisure time & entertainment (0.5%)
AMC Entertainment
   Sr Sub Nts
      02-01-11                                 9.50        1,270,000            647,700
Time Warner
      02-01-24                                 7.57        5,875,000          5,643,074
   Sr Nts
      01-15-28                                 6.95        5,000,000          4,472,900
Trump Atlantic City Assn/Funding
   1st Mtge Company Guaranty
      05-01-06                                11.25          700,000            469,000
Total                                                                        11,232,674

Media (0.7%)
Australis Media
   (U.S. Dollar)
      11-01-00                                14.00          145,084(c)         135,485
      05-15-03                                15.75           40,885(b,c)           409
   (U.S. Dollar) Zero Coupon
      05-15-03                                15.75        5,000,000(b,c,g)         500
Charter Communications Holdings/Charter Capital
   Sr Nts
      01-15-10                                10.25        1,250,000(d)       1,209,375
CSC Holdings
   Sr Sub Debs
      05-15-16                                10.50        3,000,000          3,330,000
Getty Images
      03-15-07                                 5.00        1,100,000(d)         888,250
Lenfest Communications
   Sr Nts
      02-15-08                                 7.63        1,500,000          1,477,140
News America Holdings
      10-15-12                                10.13        2,175,000          2,340,323
Telewest Communications
   (British Pound) Cv
      02-19-07                                 5.25          592,000(c,d)     1,486,831
   (U.S. Dollar) Zero Coupon Sr Disc Nts
      04-15-04                                11.54        1,250,000(c,d,g)     715,625
Veninfotel
   (U.S. Dollar) Cv Pay-in-kind
      03-01-02                                10.00        2,734,889(c,i,j)   4,102,333
Total                                                                        15,686,271

Metals (0.1%)
EnviroSource
   Sr Nts
      06-15-03                                 9.75          530,000            333,900
   Sr Nts Series B
      06-15-03                                 9.75        1,300,000            819,000
Imexsa Export Trust
   (U.S. Dollar)
      05-31-03                                10.13        2,115,569(c,d)     2,073,258
Total                                                                         3,226,158

Miscellaneous (0.7%)
Delphes 2
   (U.S. Dollar)
      05-05-09                                 7.75        2,700,000(c,d)     2,573,451
FCB/NC Capital
   Company Guaranty
      03-01-28                                 8.05        4,625,000          3,959,929
Great Central Mines
   (U.S. Dollar) Sr Nts
      04-01-08                                 8.88        2,500,000(c)       2,237,500
Guangdong Enterprises
   (U.S. Dollar) Sr Nts
      05-22-07                                 8.88        2,200,000(b,c,d)     913,000
Network Associates
   Zero Coupon Cv Sub Deb
      02-13-18                                 5.43        4,740,000(f)       1,801,200
NSM Steel
   Company Guaranty
      02-01-06                                12.00        2,060,396(b,d)       103,020
      02-01-08                                12.25        4,300,000(b,d)        86,000
Outsourcing Solutions
   Sr Sub Nts Series B
      11-01-06                                11.00        1,075,000            947,344
Poland Telecom Finance
   (U.S. Dollar) Company Guaranty Series B
      12-01-07                                14.00        4,400,000(c)       1,276,000
XM Satellite Radio
      03-15-10                                14.00        1,700,000(d)       1,615,000
Total                                                                        15,512,444

Multi-industry conglomerates (0.3%)
Jordan Inds
   Sr Nts Series D
      08-01-07                                10.38        1,000,000            950,000
Metromedia Intl Group
   Sr Disc Nts Series B
      09-30-07                                10.50        4,369,500          2,141,055
Prime Succession
   Sr Sub Nts
      08-15-04                                10.75          980,000(b)         196,000
USI American Holdings
   Sr Nts Series B
      12-01-06                                 7.25        3,000,000          2,842,521
Total                                                                         6,129,576

Paper & packaging (0.5%)
APP China Group
   (U.S. Dollar)
      03-15-10                                14.00        3,400,000(c,d)     2,941,000
Crown Paper
   Sr Sub Nts
      09-01-05                                11.00          705,000            211,500
Doman Inds
   (U.S. Dollar)
      03-15-04                                 8.75        1,300,000(c)       1,059,500
Gaylord Container
   Sr Nts
      06-15-07                                 9.75        1,300,000          1,205,750
Owens-Illinois
   Sr Nts
      05-15-04                                 7.85        2,000,000          1,932,676
Repap New Brunswick
   (U.S. Dollar) Sr Nts
      06-01-04                                 9.00        1,000,000(c)         952,500
Silgan Holdings
      06-01-09                                 9.00        2,050,000          1,980,813
Total                                                                        10,283,739

Restaurants & lodging (0.5%)
Domino's
   Company Guaranty Series B
      01-15-09                                10.38        1,000,000            915,000
MGM Grand
      02-06-08                                 6.88       10,000,000          9,013,694
Total                                                                         9,928,694

Retail (1.1%)
Costco Companies
   Zero Coupon Cv Sub Nts
      08-19-17                                 3.50          598,000(f)         711,620
Great Atlantic & Pacific Tea
      04-15-07                                 7.75       10,000,000          9,218,859
Kroger
   Sr Nts
      07-15-06                                 8.15        5,000,000          5,126,861
Target
      12-01-22                                 8.50        2,500,000          2,549,718
Wal-Mart CRAVE Trust
      07-17-06                                 7.00        7,297,849(d)       7,067,237
Total                                                                        24,674,295

Transportation (0.6%)
Enterprise Rent-A-Car USA Finance
      02-15-08                                 6.80       10,000,000(d)       9,255,500
   Company Guaranty Medium-term Nts
      01-15-06                                 6.95        3,000,000          2,852,394
Greater Beijing First Expressways
   (U.S. Dollar) Sr Nts
      06-15-07                                 9.50          580,000(c)         191,400
Zhuhai Highway
   (U.S. Dollar) Sub Nts
      07-01-08                                11.50        2,070,000(c,d)       703,800
Total                                                                        13,003,094

Utilities -- electric (0.8%)
Cleveland Electric Illuminating
      07-01-00                                 7.19        3,000,000          2,998,941
CMS Energy
   Sr Nts
      05-15-02                                 8.13        2,900,000          2,877,313
El Paso Electric
   1st Mtge Series B
      05-01-01                                 7.75        5,000,000          5,003,591
Public Service Electric & Gas
   1st & Ref Mtge (AMBAC Insured)
      01-01-16                                 6.75        7,365,000(l)       6,897,160
Total                                                                        17,777,005

Utilities -- gas (0.2%)
Columbia Gas System
   Series E
      11-28-10                                 7.32        5,043,000          4,734,436

Utilities -- telephone (1.9%)
AT&T Canada
   (U.S. Dollar) Zero Coupon Sr Disc Nts
      06-15-03                                 9.95        3,800,000(c,g)     3,002,000
Bell Atlantic Financial Services
   Cv
      09-15-05                                 4.25          870,000(d)       1,235,391
BellSouth Capital Funding
      02-15-30                                 7.88        4,000,000          4,050,528
COLT Telecom Group
   (European Monetary Unit)
      03-29-06                                 2.00          395,000(c,d)       893,154
Covad Comm Group
   Sr Nts
      02-15-10                                12.00          500,000(d)         455,000
France Telecom
   (European Monetary Unit) Cv
      11-29-04                                 4.13        1,225,000(c)       1,389,350
Geotek Communications
   Cv Sr Sub Nts
      02-15-01                                12.00        2,485,000(b)           3,106
Global Crossing Holdings
   (U.S. Dollar) Sr Nts
      11-15-09                                 9.50          850,000(c,d)       820,250
Intermedia Communications
   Sr Nts Series B
      06-01-08                                 8.60        5,000,000          4,350,000
      03-01-09                                 9.50        1,500,000          1,387,500
Level 3 Communications
      03-15-08                                11.00          750,000(d)         716,250
      03-15-10                                 6.00          990,000            971,438
McLeod USA
   Sr Nts
      03-15-08                                 8.38          500,000            450,000
Nextel Communications
      11-15-09                                 9.38        1,000,000            920,000
   Cv Sr Nts
      01-15-10                                 5.25          987,000(d)       1,175,764
Omnipoint Communications
   Sr Nts
      08-15-06                                11.63        1,000,000          1,068,750
Primus Telecomm Group
      02-15-07                                 5.75        1,579,000(d)       1,665,845
Qwest Communications Intl
   Sr Nts Series B
      11-01-08                                 7.25          450,000            431,174
      11-01-08                                 7.50        4,550,000          4,473,743
Rhythms NetConnections
   Sr Nts
      02-15-10                                14.00          500,000(d)         442,500
RSL Communications
   (U.S. Dollar) Company Guaranty
      11-15-06                                12.25          500,000(c)         497,500
Sprint Capital
   Company Guaranty
      05-01-09                                 6.38        3,000,000          2,766,390
U S WEST Capital Funding
   Company Guaranty
      07-15-28                                 6.88        9,250,000          8,144,984
United Pan-Europe Communications
   (U.S. Dollar) Sr Nts
      02-01-10                                11.25          925,000(c,d)       888,000
      02-01-10                                11.50          550,000(c,d)       528,000
Total                                                                        42,726,617

Municipal bond (0.1%)
New Jersey Economic Development
   Authority State Pension Funding
   Revenue Bond (MBIA Insured)
      02-15-29                                 7.43        3,000,000(l)       2,980,590

Total bonds
(Cost: $600,719,766)                                                       $559,761,198


Short-term securities (1.1%)
Issuer                                     Annualized        Amount           Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

U.S. government agencies (0.5%)
Federal Home Loan Bank Disc Nts
      04-14-00                                 5.70%        $800,000           $798,230
      06-02-00                                 6.03        6,900,000          6,827,912
Federal Home Loan Mtge Corp Disc Nt
      04-04-00                                 5.72        1,300,000          1,299,174
Federal Natl Mtge Assn Disc Nt
      06-22-00                                 6.11        2,700,000          2,661,280
Total                                                                        11,586,596

Commercial paper (0.6%)
Colgate-Palmolive
      04-25-00                                 6.03          900,000(e)         896,250
Clorox
      04-06-00                                 5.83        3,900,000          3,896,217
Corporate Receivables
      04-11-00                                 5.89        2,000,000(e)       1,996,382
Intl Lease Finance
      04-05-00                                 5.80        3,400,000          3,397,195
Windmill Funding
      04-05-00                                 5.86        3,400,000(e)       3,397,195
Total                                                                        13,583,239

Total short-term securities
(Cost: $25,175,346)                                                         $25,169,835

 Total investments in securities
(Cost: $1,990,014,840)(p)                                                $2,182,218,406


See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of March 31, 2000, the value of foreign securities represented 8.80% of net assets.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(h) Security is partially or fully on loan. See Note 5 to the financial statements.

(i) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(j) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at March 31, 2000, is as follows:

Security                                           Acquisition           Cost
                                                     dates

Alpharma
 3.00% Cv Sr Sub Nts 2006*                          02-24-00           $694,109

Veninfotel
 (U.S. Dollar) 10.00% Cv Pay-in-kind 2002    03-05-97 thru 03-15-00   2,604,656

*Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(k) Partially pledged as initial margin deposit on the following open stock index futures (see Note 6 to the financial statements):

Type of security                                           Contracts

Sales contracts
Russell Index, June 2000                                      400
S&P 500 Index, June 2000                                      190

(l) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue:

AMBAC   --    American Municipal Bond Association Corporation
MBIA    --    Municipal Bond Investors Assurance

(m) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 6 to the financial statements):

Type of security                                      Notional amount

Sale contracts
U.S. Treasury Note, June 2000, 5-year                   $15,000,000
U.S. Treasury Note, June 2000, 10-year                    8,000,000

(n) ACES (Automatically Convertible Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. ACES pay dividends, have voting rights, are noncallable for at least three years and upon maturity, convert into shares of common stock.

(o) PRIDES (Preferred Redeemable Increased Dividend Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. PRIDES pay dividends, have voting rights, are noncallable for three years and upon maturity, convert into shares of common stock.

(p) At March 31, 2000, the cost of securities for federal income tax purposes was approximately $1,990,015,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                     $331,289,000
Unrealized depreciation                                     (139,086,000)
                                                            ------------
Net unrealized appreciation                                 $192,203,000

Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

                                                              S-6137 E (5/00)